As filed with the Securities and Exchange Commission on February 14, 2025.
1933 Act Registration No. 333-261454
1940 Act Registration No. 811-23759
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒
(Check appropriate box or boxes)

THRIVENT ETF TRUST
(Exact Name of Registrant as Specified in Declaration of Trust)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(612) 844-7190

Name and Address of Agent for Service
John D. Jackson
Secretary
Thrivent ETF Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211

Copies to:
Brian D. McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199	Jeremy C. Smith Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 11036

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☒	on February 16, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-261454) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to register shares of Thrivent Core Plus Bond ETF and Thrivent Ultra Short Bond ETF (the “Funds”) as new series of the Registrant. This Post-Effective Amendment relates only to the Funds and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Exchange Traded Funds
[February __, 2025]
Thrivent ETF Trust
Prospectus

Thrivent Core Plus Bond ETF (NYSE Arca, Inc.: TCPB)	Thrivent Ultra Short Bond ETF (NYSE Arca, Inc.: TUSB)

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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Thrivent Core Plus Bond ETF
TCPB

Investment Objective
Thrivent Core Plus Bond ETF (the "Fund") seeks a high level of current income and, secondarily, total return and long-term growth of capital. The Fund’s investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.39%
1
"Other Expenses" is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are sold or redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be (based on estimated Fund expenses):
1 Year	3 Years
$40	$125
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations prior to the date of this prospectus, the Fund's portfolio turnover rate for the most recent fiscal year end is not yet available.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities or investments that provide exposure to debt securities. For purposes of this 80% policy, debt securities include, but are not limited to, corporate bonds of any credit quality issued by foreign or domestic issuers, government bonds (obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities), asset-backed securities, mortgage-backed securities of any kind, preferred stock, and other types of debt or income-producing securities of any credit quality. Asset-backed securities include securities backed by the notes or receivables originated by banks, credit card companies or other providers of credit. The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon at least 60 days’ prior notice of the change.
The Fund is an actively managed exchange traded fund. It invests primarily in investment-grade debt securities. At the time of purchase, these investment-grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by Thrivent Asset Management, LLC, the Fund’s investment adviser (the “Adviser”). When the ratings from the two agencies are different, the lower is used. In cases where explicit bond level ratings may not be available, the Adviser may use other sources to classify securities by credit quality.
The Fund may also invest up to 30% of its net assets in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.
The Fund may invest without limit in U.S. dollar-denominated debt of foreign companies, including companies located in emerging market countries. The Fund may invest in foreign securities, including those of issuers in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy. This determination by the Adviser is typically based on factors such as whether a particular country is included in a list or index prepared by an independent third-party or index provider or various factors such as a country’s credit rating, political and economic stability, or the development of a country’s financial and capital markets.
The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser may purchase bonds of any maturity and generally focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.
While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in
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order to manage the Fund’s duration, or interest rate risk. The Fund may invest in other types of derivatives or to be announced (“TBA”) mortgage-backed securities and may enter into derivatives contracts traded on exchanges or in the over the counter market.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials.
The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.
Principal Risks
The Fund is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Fund is not a deposit or other obligation of Thrivent Trust Company or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency.The Fund may not achieve its investment objective and you could lose money by investing in the Fund.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae,
Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The Fund utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of
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which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
•
The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
•
Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.
•
The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•
Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Financial Sector Risk. To the extent that the financials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause the Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market
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stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
New and Smaller Sized Fund Risk. The Fund is new and has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Performance
No performance information for the Fund is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history.Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic debt market.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836.
The Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index, which measures the performance of U.S. investment-grade bonds.
Management
Investment Adviser
The Fund is managed by Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund:
Name and Title	Portfolio Manager of the Fund Since
Kent L. White, CFA Vice President, Fixed Income Mutual Funds	Since inception
Cortney L. Swensen, CFA Senior Portfolio Manager	Since inception
Purchase and Sale of Fund Shares
The Fund issues and redeems shares at its NAV only in Creation Units. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Individual shares of the Fund may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at thriventETFs.com/individual.
Tax Information
The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Thrivent Ultra Short Bond ETF
TUSB

Investment Objective
Thrivent Ultra Short Bond ETF (the "Fund") seeks a high level of current income that is consistent with the preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.20%
1
"Other Expenses" is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are sold or redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be (based on estimated Fund expenses):
1 Year	3 Years
$20	$64
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not commenced operations prior to the date of this prospectus, the Fund's portfolio turnover rate for the most recent fiscal year end is not yet available.
Principal Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment-grade debt securities that are, at the time of purchase, rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by Thrivent Asset Management, LLC, the Fund’s investment adviser (the “Adviser”). The dollar-weighted average effective maturity for the Fund is expected to be two years or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors. The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon at least 60 days’ prior notice of the change.
The Fund is an actively managed exchange traded fund. For purposes of the Fund’s 80% policy described above, investment-grade debt securities include, but are not limited to, investment-grade corporate bonds, government bonds (obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities), mortgage-backed securities of any kind, asset-backed securities, preferred stock, collateralized debt obligations (including collateralized loan obligations), and other types of debt or income-producing securities. Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.
The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Fund may invest in U.S. dollar-denominated debt of foreign companies.
While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may invest in other types of derivatives or to be announced (“TBA”) mortgage-backed securities and may enter into derivatives contracts traded on exchanges or in the over the counter market.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials.
The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.
6

Principal Risks
The Fund is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Fund is not a deposit or other obligation of Thrivent Trust Company or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency.The Fund may not achieve its investment objective and you could lose money by investing in the Fund.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The Fund utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
•
The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
•
Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.
•
The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•
Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly
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with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Financial Sector Risk. To the extent that the financials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause the Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
New and Smaller Sized Fund Risk. The Fund is new and has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Performance
No performance information for the Fund is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history.Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic debt market and a more narrowly based index that reflects the market segments in which the Fund invests.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
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Updated performance information will be available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836.
The Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index, which measures the performance of U.S. investment-grade bonds. The Fund also compares its performance to the Bloomberg Short-Term Government/Corporate Index, which measures performance of short-term U.S. government bonds and corporate bonds with maturities of less than 1 year and more closely reflects the market segments in which the Fund invests.
Management
Investment Adviser
The Fund is managed by Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund:
Name and Title	Portfolio Manager of the Fund Since
Cortney L. Swensen, CFA Senior Portfolio Manager	Since inception
Andrew M. Leeser, CFA Senior Portfolio Manager	Since inception
Purchase and Sale of Fund Shares
The Fund issues and redeems shares at its NAV only in Creation Units. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Individual shares of the Fund may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at thriventETFs.com/individual.
Tax Information
The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More About Investment Strategies and Risks

Each Fund’s investment objective and principal strategies are described in the “Summary Section” above. The principal strategies are the strategies that the Adviser believes are most likely to be important in trying to achieve a Fund’s investment objectives. Please note that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (the “SAI”).
This section provides additional information about some of the securities and other practices in which the Funds may engage, along with their associated risks.
Information About Certain Non-Principal Investment Strategies
Defensive Investing. In response to market, economic, political or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes that are not part of the Fund’s principal investment strategies. If a Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.
Exchange Traded Funds. An ETF is an investment company that trades on a securities exchange and holds a portfolio of investments. An ETF that is designed to track an index or benchmark may fail to do so accurately and may trade at a discount to its net asset value. Other ETFs are actively managed and instead of tracking a particular index or benchmark they seek to outperform it.
Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Rule 12d1-4 under the 1940 Act permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions.
Illiquid Investments. A Fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase. An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of illiquid investments could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.
Short-Term Trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.
Unusual Opportunities. Each Fund may purchase some securities that do not meet its normal investment criteria when the Adviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.
When-Issued Securities. A Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.
Zero Coupons. A zero coupon security is a debt security that does not make cash interest payments for some or all of its life. Instead, it is sold and traded at a discount to its face value. The interest consists of the gradual appreciation in price as the bond approaches maturity and is reported as income to a Fund that has purchased the security. The Fund is required to distribute to shareholders an amount equal to the amount of income reported to the Fund even though such income may not be received by the Fund as distributable cash. The shareholder distributions may require the Fund to liquidate Fund securities at a disadvantageous time and incur a loss. Zero coupon bonds can be higher- or lower-quality debt and are more volatile than coupon bonds.
Differences Between Investing in an ETF and a Mutual Fund
Shareholders of the Funds should be aware of certain differences between investing in an ETF, like the Funds, and a mutual fund.
Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of each business day. Shares of the Funds, by contrast, cannot be purchased from or redeemed with the Funds except by or through Authorized Participants and then typically for an in-kind basket of securities. In contrast, investors who are not Authorized Participants purchase and sell shares generally for cash on a secondary market at the prevailing market price. In addition, the Funds issue and redeem shares on a continuous basis only in large blocks of shares, typically 10,000 shares, called Creation Units.
Exchange Listings. Unlike mutual funds, the Funds’ shares are listed on an exchange and traded in the secondary market in the same manner as other equity securities and ETFs. Investors can purchase and sell individual shares of the Funds only on the secondary market through a broker-dealer. The Funds’ shares may be less actively traded in certain markets than others, and
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investors are subject to the execution and settlement risks and market standards of the market where they or their broker-dealers direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Secondary market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, shares of the Funds.
In-Kind Redemptions. Unlike shares of many mutual funds that are only bought and sold at closing NAVs, the shares of a Fund are created and redeemed principally in kind in Creation Units at each day’s market close at the Fund’s NAV and tradable in a secondary market on an intraday basis at prevailing market prices. These in-kind arrangements will potentially mitigate adverse effects on a Fund’s portfolio that could arise from frequent cash purchase and redemption transactions that continuously affect the NAV of the Fund. These transactions may reduce transaction costs borne by a Fund. Moreover, relative to mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, a Fund’s in-kind redemption mechanism is expected to reduce the need to sell portfolio securities to meet redemption requests, and therefore may lessen the taxable gain generated by such sales of portfolio securities. A Fund may nevertheless be required to sell certain securities from its portfolio prior to effecting an in-kind redemption to ensure it distributes the proper securities to Authorized Participants. Any such sales may generate taxable gain or loss. A Fund cannot predict to what extent, if any, it will redeem its shares in kind rather than in cash; nor can a Fund predict the extent to which any such in kind redemption will reduce the taxable gain recognized in connection therewith. A Fund may still realize gains related to either cash redemptions or rebalancing transactions which may need to be distributed.
Glossary of Principal Risks
The main risks associated with investing in the Fund are summarized in the Fund’s “Summary Section” above. More detailed descriptions of the risks are provided below in alphabetical order for ease of reference. Additional risks are described in the SAI.
ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:
•
Authorized Participant Concentration Risk. Prior to trading in the secondary market, shares of the Funds are “created” at their NAV pursuant to an agreement between authorized participants Authorized Participants and the Distributor (as defined below). A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, the Fund’s shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, a Fund could possibly face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•
Market Trading Risks.

Absence of Active Market. Although shares of the Funds are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares or a Fund’s underlying portfolio securities will develop or be maintained by market makers or Authorized Participants.

Secondary Market Trading Risk. Shares of the Funds may trade in the secondary market at times when the Funds do not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Funds accept purchase and redemption orders. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or for other reasons.

Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. Fund shares may be loaned, borrowed, pledged or purchased on margin, and certain ETFs have options associated with them. The use of Fund shares in these ways may result in increased volatility and larger premiums and discounts on Fund shares. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Funds trade on the Exchange at prices at, above or below the Funds’ most recent NAVs. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of a Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of a Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the Funds’ shares trading at a premium or discount to NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term (unlike shares of
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many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to a Fund’s shares trading at a premium or discount to NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on the Exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “bid-ask spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price).

The bid-ask spread, which varies over time for shares of a Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider bid-ask spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
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Fund Shares Liquidity Risk. Although each Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that a Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in a Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. Accordingly, if such parties do not to perform their functions, this could, such as during times of market stress, in turn, lead to variances between the market price of a Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in a Fund’s shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in a Fund’s shares inadvisable. In addition, trading in a Fund’s shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.
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Redemption Risk. Authorized Participants may from time to time own a substantial amount of Fund shares. These Authorized Participants may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large Authorized Participant or large group of Authorized Participants would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares by Authorized Participants may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its investors earlier than the Fund otherwise would have. A Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large Authorized Participants transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of a Fund and may, therefore, have a material upward or downward effect on the market price of the shares.
Collateralized Debt Obligations (“CDO”) Risk. The risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.
Conflicts of Interest Risk. An investment in the Funds is subject to a number of actual or potential conflicts of interest. The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect the Funds. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.
The Adviser or its affiliates may provide services to the Funds for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in investments affiliated with the Adviser. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of
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a Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of a Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates. The Adviser and its affiliates have no obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with a Fund. The portfolio compositions and performance results of a Fund therefore will differ from other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s other clients are proprietary or pay them higher fees or performance-based fees. Further, the activities in which the Adviser and its affiliates are involved on behalf of other accounts could limit or preclude the flexibility that a Fund could otherwise have to participate in certain investments.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which a Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund. Similarly, there is a risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make interest and/or principal payments. Debt securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The credit rating of a debt security may be lowered if the issuer suffers adverse changes in its financial condition, which can lead to more volatility in the price of the security and in shares of the Fund.
Cybersecurity Risk. The Funds and their service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk. The use of derivatives (such as futures, options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price. Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates
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change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. There can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Some emerging market countries restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
Financial Sector Risk. Companies in the financial sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries of any individual financial company or of the financial sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. During the financial crisis that began in 2007, the deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. During the financial crisis, a number of large financial institutions failed, merged with stronger institutions or had significant government infusions of capital. Instability in the financial markets caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources. Those actions caused the securities of many financial companies to decline in value. The financial sector is particularly sensitive to fluctuations in interest rates. The financial sector is also a target for cyber attacks and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent and have caused significant losses.
Foreign Securities Risk. To the extent a Fund is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when
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a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Certain European countries in which a Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The potential departure of one or more countries from the European Union, such as the United Kingdom’s departure from the European Union (“EU”) (commonly known as “Brexit”), may have significant political and financial consequences for global markets and may adversely impact Fund performance. The long-term impact of Brexit is unknown and the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk. Certain Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High-Yield Risk. High-yield securities - commonly known as “junk bonds” - are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of a Fund may be negatively affected. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment-grade securities, and they generally have more volatile prices and carry more risk to principal. In addition, high-yield securities generally are less liquid than investment-grade securities.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations or maturities tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. A Fund may be subject to a greater risk of rising interest rates during periods of low interest rates or when inflation rates are high or rising.
Investment Adviser Risk. The Funds are actively managed and the success of a Fund’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of Fund investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which a Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that a Fund invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.
Large Shareholder Risk. From time to time, shareholders of a Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (e.g., small-cap stocks, foreign securities, private equity funds, and high-yield bonds) often have a less liquid resale market. Liquid investments may become illiquid after purchase by the Adviser, particularly during periods of market turmoil. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less
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than what the Adviser believes they are worth. Less liquid securities can also become more difficult to value. In addition, when there is illiquidity in the market for certain securities, a Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. In addition, inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. As a result of this decreased liquidity, the Adviser may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by a Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector.
Price declines may occur in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. In addition, domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of an infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economies, which in turn could adversely affect a Fund's investments. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of a Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
New and Smaller Sized Fund Risk. Funds, like the Funds, that are relatively new or relatively small are subject to additional risks. A fund that is relatively new has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. A fund that is relatively small may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. In addition, a fund that is relatively small may not be successful in implementing its investment strategies after the fund’s assets grow beyond a certain size, which could adversely affect the fund’s performance. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Regulatory Risk. Legal, tax, and regulatory developments may adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of a Fund and the returns generated from securities in a Fund.
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Management of the Funds

Investment Adviser
The Funds are managed by Thrivent Asset Mgt., 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211. Thrivent Asset Mgt. had approximately $34.1 billion in assets under management as of September 30, 2024. Thrivent Asset Mgt. is an indirect wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent”). Thrivent and its affiliates have been in the investment advisory business since 1986 and had approximately $189.0 billion in assets under management as of September 30, 2024. Thrivent Asset Mgt. provides investment research and supervision of the assets for the Funds.
Management Fees
Each Fund pays an annual management fee to the Adviser expressed as a percentage of the Fund’s average daily net assets as shown in the table below. A discussion regarding the basis for the Board’s approval of the Funds’ Investment Advisory Agreement will be included in the Funds’ first Form N-CSR filing.
Fund	Management Fee
Thrivent Core Plus Bond ETF	0.39%
Thrivent Ultra Short Bond ETF	0.20%
Portfolio Management
Information about the portfolio managers who are jointly and primarily responsible for the day-to-day management for each Fund is shown below. The SAI for the Funds provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.
Thrivent Core Plus Bond ETF
Name	Industry Experience
Kent L. White, CFA	Industry professional since 1999; joined Thrivent in 1999
Cortney L. Swensen, CFA	Industry professional since 2005; joined Thrivent in 2011
Thrivent Ultra Short Bond ETF
Name	Industry Experience
Cortney L. Swensen, CFA	Industry professional since 2005; joined Thrivent in 2011
Andrew M. Leeser, CFA	Industry professional since 2008; joined Thrivent in 2012
Other Service Providers
Administrator. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016,
serves as the Funds’ administrator and performs certain accounting and administrative services for the Funds.
Distributor. ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the distributor (the “Distributor”) of Creation Units for the Funds on an agency basis. The Distributor will deliver a prospectus to Authorized Participants purchasing shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. The Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders.
Custodian. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Custodian for the Funds.
Transfer Agent. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as shareholder servicing and transfer agent for the Funds.
Primary Listing Exchange. The shares of the Funds are listed for trading on the NYSE Arca, a national securities exchange.
Personal Securities Investments
Personnel of Thrivent Asset Mgt. may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted by Thrivent Asset Mgt., subject to compliance with applicable provisions under the applicable codes of ethics.
Trademarks and Disclaimers
Trademarks
BLOOMBERG, Bloomberg Indices and Bloomberg Fixed Income Indices (the “Indices”) are trademarks or service marks of Bloomberg Finance L.P. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) or Bloomberg's licensors own all proprietary rights in the Indices. Bloomberg does not guarantee the timeliness, accuracy or completeness of any data or information relating to the Indices. Bloomberg makes no warranty, express or implied, as to the Indices or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto.
Disclaimers
Shares of the Funds are not sponsored, endorsed or promoted by the NYSE Arca. The NYSE Arca makes no representation or
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warranty, express or implied, to the owners of the shares of a Fund or any member of the public regarding the ability of a Fund to achieve its investment objective. The NYSE Arca is not responsible for, nor has it participated in, the determination of the Funds’ investments, nor in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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Shareholder Information

Buying and Selling Shares
Shares of the Funds may be acquired or redeemed directly from the Funds only in Creation Units or multiples thereof, as discussed in the “Purchase, Redemption and Pricing Shares” section of the SAI. Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company (“DTC”) participant, in either case, who has executed an agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.
Most investors will buy and sell shares of the Funds in secondary market transactions through broker-dealers. Shares of the Funds are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Fund shares listing will continue or remain unchanged. The Funds do not impose any minimum investment for shares of the Funds purchased on an exchange. Buying or selling a Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of a Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price of the Fund’s shares). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of Fund shares. The spread varies over time for shares of a Fund based on its trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. Shares of the Funds trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares.
The Funds’ primary listing exchange is the NYSE Arca. The NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
A “Business Day” with respect to the Funds is each day the Funds are open and includes any day that the Funds are required to be open under Section 22(e) of the 1940 Act. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the NYSE Arca closes earlier than normal, the Funds may require orders to create or redeem Creation Units to be placed earlier in the day. Please see the SAI for more information.
Book Entry
Shares are held in book entry form, which means that no stock certificates are issued. The DTC, or its nominee, is the registered owner of all outstanding shares of the Funds and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your financial intermediary, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your financial intermediary also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.
Share Trading Prices
The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for shares of the Fund and shares of underlying securities held by the Fund, economic conditions and other factors. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States.
Calculating Net Asset Value
The Funds determine their NAV once daily at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or certain other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading. The Funds generally do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which an Authorized Participant purchases shares of a Fund is based on the next calculation of the NAV after the Fund receives a purchase request in good order.
Each Fund determines its NAV by dividing the total Fund assets, less all liabilities, by the total number of outstanding shares. To
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determine the NAV, a Fund generally values its securities at current market value using readily available market prices. If market prices are not readily available or if the Adviser determines that they are not reliable, the Board has designated the Adviser to make fair valuation determinations in accordance with Rule 2a-5 under the 1940 Act pursuant to policies approved by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies. For any portion of a Fund’s assets that are invested in mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing and the effects of such a valuation.
Rule 12b-1 Fees
The Board has approved, and the Funds have adopted, a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the “Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. Future payments may be made under the Plan without any further shareholder approval. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund.
Policy Regarding Short-Term or Excessive Trading
The Funds do not impose any restrictions on the frequency of purchases and redemptions of Fund shares. When considering that a policy regarding short-term or excessive trading was not necessary for the Funds, the Board considered the structure of the Funds as ETFs and that Fund shares are purchased and redeemed directly with the Funds only in Creation Units by Authorized Participants who are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the Funds accommodate frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The Funds reserve the right to reject or limit any purchase order at any time.
The Funds reserve the right to impose restrictions on disruptive or abusive trading. Such trading is defined by the Funds as purchases and sales of Fund shares in amounts and frequency determined by the Funds to be significant and in a pattern of activity that can potentially be detrimental to a Fund and its shareholders. Such adverse effects can include diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, incurring unwanted taxable gains or forcing the Fund to hold excess levels of cash. The Funds may reject purchase or redemption orders in such instances. The Funds also impose a transaction fee on Creation Unit transactions that is designed to offset a Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Units. The Board may determine that policies and procedures regarding the frequency of purchases and redemptions of fund shares are necessary in the future.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted under Rule 12d1-4 under the 1940 Act to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including, potentially, that such investment companies enter into an agreement with the Funds.
Payment to Broker-Dealers and Other Financial Intermediaries
Shareholder Services
The Adviser may make arrangements for the Funds to make payments, directly or through the Adviser or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain shareholder services, including, potentially, sub-transfer agency and related administrative services to shareholders holding Fund shares in nominee or street name. Those services may include, without limitation: maintaining investor accounts at the financial intermediary level and keeping track of purchases, redemptions and exchanges by such accounts; processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The Funds may pay a fee for these services, directly or through the Adviser or its affiliates, to financial intermediaries selected by the Adviser and/or its affiliates. The actual services provided, and the fees paid for such services, may vary from firm to firm.
The payments described above may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Adviser and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing fees described herein. The Adviser relies primarily on contractual arrangements with financial intermediaries to verify whether such intermediaries are providing the services for which they are receiving such payments. Although the Adviser does not audit such financial intermediaries, they may make periodic information requests to verify certain information about the services provided.
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Other Payments
Thrivent Asset Mgt. has entered into an agreement with the Distributor, pursuant to which Thrivent Asset Mgt. makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders.
In addition, Thrivent Asset Mgt. and Thrivent Distributors, LLC make payments, out of their own resources, to financial intermediaries that sell shares of the Funds in order to promote the distribution and retention of Fund shares. Such payments may be made for a variety of purposes or services, including, without limitation, marketing and/or fund promotion activities and presentations, educational training programs, events or conferences (including sponsorships of such events by the Adviser), data analytics and support, printing and mailing costs, and the development of technology platforms and reporting systems. In addition, the Adviser makes payments to certain intermediaries (through Thrivent Distributors) that promote or make shares of the Funds available to their clients and to intermediaries for activities that the Adviser and Thrivent Distributors believe facilitate investment in the Funds. This compensation, often referred to as revenue sharing, is in addition to any compensation paid by the Funds through the Plan or for administrative, sub-transfer agency, networking, recordkeeping, and/or other shareholder support services. Currently, payments made to intermediaries are generally 0.10% on assets for each intermediary. However, these payments are expected to vary year to year and may differ depending on the intermediary. The Adviser may make arrangements at other rates with certain intermediaries.
These payments create an incentive for the financial intermediary or its financial representatives to recommend or offer shares of the Funds to you. The Adviser could make payments (through Thrivent Distributors) based on any number of metrics, including payments in fixed amounts, amounts based upon an intermediary’s services at defined levels, amounts based on the intermediary’s net sales of a Fund or one or more Thrivent funds in a year or other period, or calculated in basis points based on average net assets attributed to the intermediary, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Payments to an intermediary may be significant and may create conflicts of interest for the intermediary.
Revenue sharing arrangements are separately negotiated between the Adviser and/or its affiliates, and the recipients of these payments. Revenue sharing payments are not made by the Funds and are not reflected as additional expenses in the fee table in the Fund’s prospectus.
For additional information regarding agreements in place as of the date of this prospectus to make such payments, please see the section entitled “Underwriting and Distribution Services – Other Payments” in the SAI.
Redeeming Fund Shares
Shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds.
The prices at which redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. These prices may differ from the market price of a Fund’s shares. Only an Authorized Participant may create or redeem Creation Units directly with the Funds. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to redeem Creation Units either may not be executed according to a Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.
When a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. The Funds impose a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Information about the procedures regarding redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees are included in the SAI. In addition, creation and redemption baskets may differ and the Funds may accept “custom baskets." The Adviser may decide to use a “custom basket” when doing so would be in the best interests of the Fund and its shareholders, in accordance with policies and procedures adopted by the Funds. See the "Custom Baskets" section of the SAI.
Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.
Disclosure of Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI. Each Fund discloses its portfolio holdings daily at thriventETFs.com/individual.
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Distributions and Taxes

Dividends
Dividends of the Funds, if any, are generally declared and paid monthly. Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by the Fund. The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you will be taxed upon withdrawal from such account).
Capital Gains
Capital gains distributions, if any, usually will be declared and paid in December.
Taxes
The Funds intend to make distributions that may be taxed as ordinary income or capital gains. In general, any net investment income and short-term capital gain distributions you receive from a Fund is taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions if certain requirements are met. Distributions of other net capital gains by a Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. In addition, there is a possibility that some of the distributions of a Fund may be classified as return of capital.
The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares, including those paid in securities or other instruments, usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
Back-up Withholding
By law, the Funds must withhold 24% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.
Authorized Participants Purchasing and Redeeming in Creation Units
An Authorized Participant that exchanges equity securities for one or more Creation Units will generally recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Unit(s) at the time and, (ii) the exchanger’s aggregate basis in the securities surrendered plus (or minus) any cash component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between (i) the exchanger’s basis in the Creation Unit(s) and, (ii) the aggregate market value of the securities received plus (or minus) any cash component received (or paid). Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax adviser. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those described herein.
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Other Information

Premium/Discount Information
Information regarding how often the shares of a Fund traded on the NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the most recently completed calendar year, and the most recently completed calendar quarters since that year, as applicable, can be found at thriventETFs.com/individual.
Continuous Offering
You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because new Creation Units are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealers who are not “underwriters” but are participating in a distribution of shares are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that the prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. In addition, certain affiliates of the Funds and the Adviser may purchase and resell Fund shares pursuant to this prospectus.
Conflicts of Interest
It is also possible that, from time to time, the Adviser and its affiliates (including their directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) may, subject to compliance with applicable law, purchase and hold shares of the Funds. Increasing a Fund’s assets may enhance liquidity, investment flexibility and diversification. The Adviser and its Affiliates reserve the right, subject to compliance with applicable law, to sell or redeem at any time some or all of the shares of a Fund acquired for their own accounts, and any such sale may be done in reliance on this Registration Statement. A large sale or redemption of shares of a Fund by the Adviser or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility and portfolio diversification. The Adviser seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares. For more information about conflicts of interest, see the “Investment Adviser and Portfolio Managers–Investment Adviser–Conflicts of Interest” section in the SAI.
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Financial Highlights

The Funds are newly organized and therefore have not yet had any operations as of the date of this prospectus.
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thrivent

4321 N. Ballard Rd.
Appleton, WI 54919-0001

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A better way to deliver documents. In response to concerns regarding multiple mailings, we send one copy of a prospectus and each annual and semiannual report for Thrivent ETF Trust to each household. This consolidated mailing process is known as householding. It helps save money by reducing printing and postage costs. If you wish to discontinue householding in the future, contact your financial intermediary.
Investment Adviser
 Thrivent Asset Management, LLC
 901 Marquette Avenue, Suite 2500
 Minneapolis, Minnesota 55402-3211
Distributor
 ALPS Distributors, Inc.
 1290 Broadway, Suite 1000
 Denver, Colorado 80203
Legal Counsel
 Ropes & Gray LLP
 Prudential Tower, 800 Boylston Street
 Boston, Massachusetts 02199-3600
Transfer Agent, Administrator & Custodian
 State Street Bank and Trust Company
 One Congress Street, Suite 1
 Boston, Massachusetts 02114-2016
Independent Registered Public Accounting Firm
 PricewaterhouseCoopers LLP
 45 South Seventh Street, Suite 3400
 Minneapolis, Minnesota 55402
The SAI, which is incorporated by reference into this prospectus, contains additional information about the Funds. Additional information about a Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find a Fund’s annual and semiannual financial statements. To make shareholder inquiries or to request a free copy of the SAI, a Fund’s annual or semiannual report (when available), or other information such as a Fund’s financial statements (when available), call 800-847-4836 or visit thriventETFs.com/prospectus. Reports and other information about the Funds are available on the EDGAR database on the SEC’s website at sec.gov, and you may request copies of this information, after paying a duplicating fee, by sending an email to publicinfo@sec.gov.
1940 Act File No. 811-23759
ALPS Distributors, Inc., member FINRA, is the distributor for Thrivent ETFs. Thrivent Distributors, LLC, a subsidiary of Thrivent, is the marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.
32097PR-FI N2-25

Thrivent ETF Trust
Statement of Additional Information
Dated [February __, 2025]
Fund	Ticker	Principal U.S. Listing Exchange
Thrivent Core Plus Bond ETF	TCPB	NYSE Arca, Inc.
Thrivent Ultra Short Bond ETF	TUSB	NYSE Arca, Inc.
Each Fund is a series of Thrivent ETF Trust (the “Trust”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with each Fund’s prospectus dated [February __, 2025], as from time to time revised or supplemented (referred to together as the “Prospectus” herein).
The Funds are newly formed and do not have any operating history. The audited financial statements for the Funds’ initial semiannual and annual periods, as they become available, will contain important information about the Funds.
For a free copy of the Prospectus, this SAI, or an annual or semiannual report for the Funds, as they become available, or to request other information or ask questions about the Funds, call 800-847-4836. In addition, you may visit thriventETFs.com/prospectus.
The Prospectus and SAI do not purport to create any contractual obligations between the Trust or the Funds and their shareholders. In addition, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with the investment manager or other parties who provide services to the Funds.

Table of Contents

General Information About the Trust
The Trust was organized as a Massachusetts Business Trust on September 2, 2021 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is authorized to issue shares of beneficial interest, par value $0.00000001 per share, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust currently consists of three series. This SAI contains information about Thrivent Core Plus Bond ETF and Thrivent Ultra Short Bond ETF (each a “Fund” and, together, the “Funds”), each a series of the Trust. Information about Thrivent Small-Mid Cap Equity ETF, a series of the Trust, can be found in its Statement of Additional Information, dated January 31, 2025. The Funds are diversified within the meaning of the 1940 Act.
The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. The Board of Trustees (the “Board”) may amend the Declaration of Trust upon notice to shareholders. The Trust may issue an unlimited number of shares in one or more series as the Board may authorize.
Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of the Fund in the event of liquidation. The Trust generally holds shareholder meetings only when required by law.
Under Massachusetts law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Fund intends to include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
The Declaration of Trust provides that state and federal courts sitting within the Commonwealth of Massachusetts shall be the sole and exclusive forums for any shareholder to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Massachusetts Business Corporation Act, the Massachusetts Uniform Trust Code, or any federal or state securities law, in each case as amended from time to time, or the Declaration of Trust or the Trust’s Bylaws; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine. This exclusive jurisdiction provision may make it more expensive for a shareholder to bring a suit and may limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce this provision of the Declaration of Trust.
The Declaration of Trust also provides that no shareholder shall have the right to bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim and that any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders. The provision does not apply to claims arising under the federal securities laws.
Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.
Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the “Shareholder Information” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.
The shares of each Fund are listed for trading, and trade throughout the day, on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). The shares trade on the NYSE Arca at prices that may differ to some degree from net asset value (“NAV”). There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the Funds will continue to be met.
The NYSE Arca may consider the suspension of trading and will commence delisting proceedings under any of the following circumstances: (i) if any of the continued listing requirements are not continuously maintained, (ii) if following the initial twelve-month period after commencement of trading on the NYSE Arca, there are fewer than 50 beneficial holders of the shares, (iii) if NYSE Arca becomes aware that a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act, (iv) if any statements or representations regarding the description of the portfolio, limitations on portfolio holdings or the applicability of NYSE Arca listing rules is not continuously maintained, or (v) if such other event shall occur or condition exists that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. In addition, the NYSE Arca will remove the shares of a Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares through a broker-dealer or other financial intermediary, you will be responsible for any fees or commissions charged by that broker-dealer or other financial intermediary.
The Funds reserve the right to conduct stock splits or reverse stock splits, which would impact the price of a Fund’s shares but have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.
The base and trading currency of the Funds is the U.S. dollar. The base currency is the currency in which a Fund’s NAV per share is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the NYSE Arca.

Investment Policies and Restrictions
In addition to those practices stated in the Prospectus, the Funds may purchase the securities or engage in the transactions described below. Each of these investment practices are non-principal investment strategies except as otherwise noted. References in this SAI to the Funds investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies. In general, a Fund may make any investment, including investments which are not identified below, if such Fund’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) reasonably believes that the investment is consistent with the Fund’s investment objective(s) and policies and the Fund’s investment limitations do not expressly prohibit the Fund from doing so. All percentage limitations and requirements (including those set forth in the fundamental investment restrictions discussed below) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with a Fund’s limitation or requirement. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.
Bank Instruments
Each Fund may invest in bank instruments in pursuit of its investment objective. These instruments include, but are not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.
U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.
Investing in instruments issued by foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.
Repurchase Agreements
Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. A Fund must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. A Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy.
Restricted Securities
The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be subject to the potential for delays on resale and may be deemed to be liquid as determined by or in accordance with methods adopted by the Board. See the discussion of Illiquid Investments below. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.
Illiquid Investments
Pursuant to Rule 22e-4 under the 1940 Act, each Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
The Funds have implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that are reasonably designed to assess and manage the Funds’ “liquidity risk” (defined by the U.S. Securities and Exchange Commission (“SEC”) as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund) pursuant to Rule 22e-4, as it relates to the Funds. The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. The adoption of the Liquidity Program is not a guarantee that a Fund will have sufficient liquidity to satisfy its redemption requests in all market conditions or that redemptions can be effected without diluting remaining investors in the Fund.
Reverse Repurchase Agreements
Each Fund also may enter into reverse repurchase agreements, which may be viewed as borrowings, subject to a Fund’s limitation on borrowings, made by a Fund. A reverse repurchase agreement is a transaction in which a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. The Funds will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes.
When-Issued and Delayed Delivery Transactions
Each Fund may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by a Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof.
Dollar Roll Transactions
The Funds may enter into dollar roll transactions with respect to securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs or higher taxes for the Funds, the Adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.
Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities
As described in the Prospectus, the principal strategies of certain Funds include investing in mortgage-backed securities (a type of asset-backed security that is backed by pools of underlying mortgages), including collateralized mortgage obligations (“CMOs”) and Multi-Class Pass-Through Securities (“MCPTS”), and the other Funds may invest in such instruments as a non-principal strategy. CMOs and MCPTS are debt instruments issued, and guaranteed as applicable, by either a U.S. government agency (the Government National Mortgage Association (GNMA or Ginnie Mae)), a U.S. government sponsored entity (the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac)), or a private financial institution. GNMA is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. Private MBS are not guaranteed. The securities are issued in special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. MCPTS are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. MCPTS, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”
FNMA and FHLMC are currently under a conservatorship established by the Federal Housing Finance Agency (FHFA). If FNMA and FHLMC are taken out of conservatorship, it is unclear whether the U.S. government would continue to enforce its rights or perform its obligations and how the capital structure of FNMA and FHLMC would be constructed post-conservatorship and what effects, if any, this might have on their creditworthiness. Accordingly, should the FHFA take the enterprises out of conservatorship, there could be an adverse impact on the value of their securities which could cause a Fund to lose value.

On June 3, 2019, under the FHFA’s “Single Security Initiative”, Fannie Mae and Freddie Mac started issuing uniform mortgage-backed securities (“UMBS”). The Single Security Initiative seeks to align the characteristics of certain Fannie Mae and Freddie Mac mortgage-based securities and to support the overall liquidity in certain markets. In addition, Freddie Mac has offered investors the opportunity to exchange outstanding legacy mortgage-backed securities for mirror UMBS. The effects that the Single Security Initiative may have on the market and other mortgage-backed securities are uncertain.
A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates resulting in a loss of all or part of the premium, if any has been paid. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.
There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).
Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. The Funds would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, the Funds would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.
Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund’s portfolio.
An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.
Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of

a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.
Collateralized Debt Obligations
The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured securities. CDOs are types of asset-backed securities. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans, held by such issuer. A CBO is ordinarily issued by a trust or other SPE and is typically backed by a diversified pool of fixed income securities (which may include high-risk, below investment-grade securities) held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAl. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
For both CLOs and CBOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CLO or CBO typically has higher ratings and lower yields than its underlying securities, and may be rated investment-grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO or CBO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Senior Loans
The Funds may invest in senior loans. Senior loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly, or semi-annually by reference to a base lending rate, plus a premium. The base lending rates generally are the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more major United States banks or the certificate of deposit rate, or other base lending rates used by commercial lenders.
Senior loans may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, Funds that hold senior loans may not be protected by the securities laws, the amount of public information available about senior loans will be limited, and the performance of investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser generally does not receive material, non-public information about borrowers, which may further limit the information available to the Adviser about senior loans. In the event the Adviser receives material, non-public information about a borrower that also issues public securities, the Adviser may be restricted from trading in such public securities which could adversely impact performance of a Fund. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.
Structured Securities
The Funds may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, individual securities, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.
Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.
In addition, structured securities include equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes can combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Not all equity linked notes, however, provide principal protection. Upon the maturity of the note, the holder receives, but is not guaranteed, a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of a Fund’s investment objective and policies.
Variable Rate Demand Notes
The Funds may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. These notes are normally not traded, and there is no secondary market for the notes. However, a Fund may demand payment of the principal for such Fund at any time. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Fund might not be able to dispose of the note due to the absence of a secondary market. A Fund might suffer a loss to the extent of the default.

Derivatives
Derivatives are financial instruments whose value derives from another security, an index, an interest rate or a currency. The Fund may invest in exchange-traded futures and may, but is not required to, use a number of exchange-traded derivative instruments for risk management purposes or to seek to enhance investment returns. Exchange-traded futures are U.S. listed futures contracts where the future contract’s reference asset is an asset that the Fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly. All future contracts that the Fund may invest in will be traded on a U.S. futures exchange.
While hedging can guard against potential risks, using derivatives adds to the Fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. For example, the price or value of the underlying instrument, asset, index, currency or rate may move in a different direction than expected or such movements may be of a magnitude greater or less than expected.
Another risk with derivatives is that some types can amplify a gain or loss, thereby creating investment exposure greater than the initial investment. For example, futures contracts can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in such transactions may be highly leveraged, and the Fund could potentially earn or lose substantially more money than the actual cost (if any) incurred when the derivative is entered into by the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset, index or rate.
With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.
Derivatives can be difficult to value and illiquid, which means the Fund may not be able to close out a derivatives transaction in a cost-efficient manner. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for the Fund to close out a position when desired.
Rule 18f-4 governs a Fund’s use of derivative investments and certain financing transactions (e.g., repurchase or reverse repurchase agreements). Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. The Trust has adopted written policies and procedures to manage the derivatives risks of the Funds and comply with the requirements of Rule 18f-4. Funds that use derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount are not subject to the full requirements of Rule 18f-4. The application of Rule 18f-4 to a Fund could restrict its ability to utilize derivative investments and financing transactions and prevent a Fund from implementing its principal investment strategies as described herein, which may result in changes to each Fund’s principal investment strategies and could adversely affect the Fund’s performance and its ability to achieve its investment objective.
Non-Standard Warrants
A Fund may use non-standard warrants, including low exercise price warrants or low exercise price options and participatory notes, to gain indirect exposure to issuers in certain countries. Non-standard warrants are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, they pay the holder the difference in price of the underlying security between the date the non-standard warrant was purchased and the date it is sold. Non-standard warrants are generally a type of equity-linked derivative that are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue non-standard warrants that are designed to replicate the performance of certain issuers and markets. The performance results of non-standard warrants will not replicate exactly the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a non-standard warrant typically does not receive voting or other rights as it would if it directly owned the underlying security, and non-standard warrants present similar risks to investing directly in the underlying security. Additionally, non-standard warrants entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the non-standard warrant may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, there is no guarantee that a liquid market will exist for a particular non-standard warrant or that the counterparty or issuer of a non-standard warrant will be willing to repurchase such instrument when the Fund wishes to sell it.
Put and Call Options
As described below, each Fund may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” the applicable Fund holds the investment underlying the option or has the right to obtain it at no additional cost.
Selling (“Writing”) Covered Call Options: The Funds may from time to time sell (write) covered call options on any portion of their investment portfolio as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (strike) price. As the writer of a call option, a Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Fund until either the option expires or an offsetting transaction is entered into by the Fund.
If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.
Buying Call Options: The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.
Selling Put Options: The Funds may from time to time sell (write) put options. As the writer of a put option, the Fund assumes the obligation to pay a predetermined (strike) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.
If the price of the underlying security remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security. The Fund will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Fund may be called upon to purchase the security at the strike price.
Buying Put Options: The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (strike) price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.
Options on Foreign Currencies: The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.
Index Options: The Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.
Negotiated Transactions: The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by the Adviser. Despite the Adviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this SAI entitled, “Risks of Transactions in Options and Futures.”
Options written or purchased by a Fund in negotiated transactions may be illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when the Adviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.
Closing Transactions: The Funds may dispose of options that they have written by entering into “closing purchase transactions.” Those Funds may dispose of options that they have purchased by entering into “closing sale transactions.” A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.
A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.
A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.
Swap Transactions
The Funds may enter into swap transactions, including, but not limited to, credit default, total return and interest rate swap agreements, and may purchase or sell caps, floors and collars. A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. There may be times, however, when a Fund buys a credit default swap, without owning the underlying reference entity or entities, as a potential means of enhancing the Fund’s investment returns. A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Funds with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. An interest rate swap involves the exchange by a Fund with another party of their respective commitments to pay or receive interest. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.
Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
Currency Forward Contracts
The Funds may also sell and purchase currency forward contracts as a hedge against changes in prevailing levels of currency exchange rates. A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. A Fund may lose money on currency forward contracts if changes in currency rates do not occur as anticipated or if the Fund’s counterparty to the contract were to default. A Fund will not use such forward contracts for leveraging purposes.
Financial Futures and Options on Futures
Selling Futures Contracts: The Funds may sell financial futures contracts as a hedge against adverse movements in the prices of securities in these Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; specified interest rates; mortgage-backed securities; corporate and municipal bonds; stocks; and indices of any of the foregoing. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.
Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.
When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker that are called “margin” by commodities exchanges and brokers. The payment of margin in these transactions is different than purchasing securities on margin. In purchasing securities on margin an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of margin involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a good faith deposit by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay variation margin equal to the daily change in the value of the position held by the Fund.
Buying Futures Contracts: The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. A Fund may buy and sell futures contracts for a number of reasons, including: (1) to manage its exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.
A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the investments underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Fund intends to purchase. A Fund would realize a loss if the price of the investments underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar investments that a Fund intends to purchase.
Options on Futures Contracts: The Funds may also sell (write) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.
Currency Futures Contracts and Options: The Funds may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

Limitations: The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. In instances involving the purchase of futures contracts or call options thereon, a Fund will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.
Lending Securities
Consistent with applicable regulatory requirements, each Fund may from time to time lend the securities it holds to broker-dealers and other financial institutions, provided that such loans are made pursuant to written agreements and are initially secured by collateral in the form of cash or domestic securities in an amount equal to at least 102% of the market value of the loaned securities or foreign securities in an amount equal to at least 105% of the market value of the loaned securities. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the Fund. For the period during which the securities are on loan, the lending Fund may be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan may be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.
The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.
No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.
Central Clearing and Trade Execution Regulations
The Commodity Exchange Act (the “CEA”) and related regulations enacted by the Commodity Futures Trading Commission (the “CFTC”) may require a Fund to clear certain derivative contracts (including swaps) through a clearinghouse or central counterparty (a “CCP”). At the present time, only certain interest rate swaps and credit default index swaps are subject to mandatory clearing. To clear a derivative with the CCP, the Funds submit the derivative to, and post margin with a futures commission merchant (“FCM”) that is a clearinghouse member. If a Fund must centrally clear a derivative transaction, the CFTC’s regulations may also require that the Fund enter into (or “execute”) that derivative over a market facility known as a swap execution facility (or “SEF”). The Funds may enter into the swap or other derivative with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the transaction to be transferred to the FCM for clearing. It may also enter into the trade with the FCM itself. The CCP, the FCM, SEF and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from a SEF or an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies. It is likely that in the future the CFTC will require additional types of derivatives to be traded on a SEF. The regulatory requirement to clear certain contracts or execute the contracts over a SEF could, either temporarily or permanently, reduce the liquidity of the derivatives or increase the costs of entering into those derivatives.

Exclusion from Regulation as a Commodity Pool Operator
Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association, neither the Adviser nor any Fund is deemed to be a “commodity pool operator” under the CEA, which, through the CFTC, regulates investments in futures, options on futures and swaps. Accordingly, neither the Trust nor the Adviser is subject to registration or regulation as such under the CEA. Under CFTC Rule 4.5 as currently in effect, each Fund will limit its trading activity in futures, option on futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:
•
Aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or
•
Aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.
Other Investment Companies
The Funds may invest in government money market funds and other exchange-traded funds, which represent interests in professionally managed portfolios that may, in the case of exchange-traded funds, invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Fund paying its proportionate share. Certain other investment companies may utilize financial leverage. The Funds will not invest in other investment companies for the purpose of gaining control of the investment company. The extent to which a Fund can invest in other investment companies is limited by federal securities laws.
Risks of Transactions in Options and Futures
There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.
There is a risk that Thrivent Asset Mgt. could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Asset Mgt.’s accuracy in predicting the future market factors, such as changes in interest rate levels and securities price movements.
A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.
There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.
In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value, which may result in losses to a Fund.
When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.
Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.
It is not possible to predict fully the effects of current or future regulation. It is possible that developments in government regulation of various types of derivative instruments, or limits or restrictions on the counterparties with which the Funds engage in derivative transactions, may limit or prevent a Fund from using or limit a Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Fund’s ability to achieve its investment objective. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and cost of doing business.
Leverage Risks
Leverage risk is created when an investment, (which includes, for example, an investment in a futures contract, option, or swap) exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, currency, or other benchmark. Funds that invest in derivatives have various degrees of leverage risk.
Foreign Securities
Foreign securities may include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may also include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest-holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.
Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.
Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. The economic and political structures of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. There also may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject and accordingly, may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. For example, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a result a Fund could suffer losses. In addition, the Public Company Accounting Oversight Board (“PCAOB”) may experience difficulties with inspection, investigation, and enforcement capabilities in certain emerging market countries, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in such emerging markets. Emerging markets may also have differing legal systems which make it difficult for a Fund to pursue legal remedies with respect to its investments. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause a Fund’s share price to decline.
Some emerging market countries restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems and currency volatility.
Frontier markets are among the smallest, least mature and least liquid of the emerging markets; as a result, investments in frontier markets generally are subject to a greater risk of loss than are investments in developed markets or traditional emerging markets. Frontier market countries have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than are typically found in more developed markets.
Geopolitical Risks and Armed Conflicts. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflict between Russia and Ukraine in Europe and conflicts in the Middle East, has the potential to adversely impact Fund investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including significant market disruptions, increased volatility, reduced liquidity, and overall uncertainty. The timing, duration, and impact of such conflicts cannot be predicted. The foregoing may negatively impact a Fund’s performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Floating Rate Treasury Notes
The Funds may invest in floating rate Treasury notes. A floating rate Treasury note is a debt instrument with a variable interest rate tied to discount rates in auctions of 13-week Treasury bills. The issuance of floating rate obligations by the Treasury is new and there is no trading history for these instruments. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate notes are less sensitive to interest rate risk than fixed rate securities, they are subject to credit risk and default risk, which could impair their value.
U.S. Government Securities
The Funds may invest in U.S. Government securities. U.S. Government securities refer to a variety of debt securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.
U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Other types of securities issued or guaranteed by Federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. The U.S. government, however, does not guarantee the market price of any U.S. Government securities. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. From time to time, there has been uncertainty regarding the status of negotiations in the U.S. government to increase or suspend the statutory debt ceiling, which could increase the risk that the U.S. government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in both stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of certain kinds of debt.
In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. The investor may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Notably, in August 2023, Fitch Ratings downgraded the United States’ long-term foreign credit issuer default rating to AA+ from AAA, citing expected fiscal deterioration over the next three years.
Inflation-Linked Debt Securities
The Funds may invest in inflation linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.
Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of varying years. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.
While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though the Fund does not receive their principal until maturity.
Exchange Traded Funds
ETFs, such as the Funds, are investment companies that typically are registered under the 1940 Act as open-end funds (as is each Fund’s case) or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and may be based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s net asset value, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their net asset value, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their net asset value. An ETF’s investment results are based on the ETF’s daily net asset value. Investors transacting in ETF shares in the secondary market, where market prices may differ from net asset value, may experience investment results that differ from results based on the ETF’s daily net asset value. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.
Taxable Municipal Bonds
The Funds may invest in taxable municipal bonds. States, local governments and municipalities issue municipal bonds to raise money for certain purposes. Municipal bonds issued to finance activities with a broad public purpose are generally exempt from federal income tax. Taxable municipal bonds are most often used to finance private development projects but can be issued whenever the municipality exhausts its allowed limits of tax-exempt bonds. As such, the interest paid to holders of such bonds is taxable as ordinary income. Many taxable municipal bonds offer yields comparable to those of other taxable bonds, such as corporate and agency bonds. Taxable municipal bonds may be rated investment-grade or below investment-grade and pay interest based on fixed or floating rate coupons. Maturities may range from long-term to short-term. Taxable municipal bonds are subject to much of the same risks to which municipal bonds are subject. These risks include, among others, market risk, credit risk and interest rate risk.
Defensive Investing
In response to market, economic, political or other conditions, a Fund may invest without limitation in Permissible Investments that are inconsistent with the Fund’s principal investment strategies. If a Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.
General Market Risks
U.S. and global markets have experienced significant volatility in recent years. The Funds are subject to investment and operational risks associated with financial, economic, regulatory and other global market developments and disruptions, including those arising from war, terrorism, social unrest, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Funds to lose value. These events can also impair the technology and other operational systems upon which the Funds’ service providers, including the Adviser, rely, and could otherwise disrupt the Funds’ service providers’ ability to fulfill their obligations to the Funds.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. These and other developments may adversely affect the liquidity of the Funds’ holdings.
Cybersecurity Risk
The Funds and their service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Disclosure of Portfolio Holdings
On each Business Day, prior to the opening of regular trading on the Exchange, each Fund publicly discloses its entire portfolio holdings via its website (thriventETFs.com/individual) and the National Securities Clearing Corporation (“NSCC”) and, typically, the composition of an in-kind creation basket and the in-kind redemption basket via the NSCC that it will accept in respect of a creation or redemption of a Creation Unit. The holdings of each Fund will also be disclosed in quarterly filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the Funds’ fiscal year.
Portfolio holdings of a Fund may generally be made available more frequently and prior to their public availability (i) to Authorized Participants, market makers and liquidity providers (e.g., in the course of negotiating a custom basket), (ii) to service providers of the Funds or the Adviser, including outside legal counsel, an accounting or auditing firm, an administrator, custodian, principal underwriter, pricing service, proxy voting service, financial printer, third party that delivers analytical, statistical or consulting services, ratings or rankings agency or other third party that may require such information to provide services for the benefit of the Fund; (iii) to current or prospective Fund shareholders (including shareholders of record of indirect investments in a Fund through another Fund) and their consultants or agents; (iv) as required by law; and (v) for any other legitimate business purpose.

The Funds maintain policies and procedures relating to disclosure of portfolio securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Funds or useful to the Funds’ shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds and their shareholders) are met, the Funds do not provide or permit others to provide information about a Fund's portfolio holdings on a selective basis. Under no circumstances may the Funds, Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
Before any non-public disclosure of information about a Fund's portfolio holdings is permitted, the Trust’s Chief Compliance Officer or Chief Legal Officer must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the release of this information, including the frequency and time lag, will not disadvantage the Fund, that the disclosure is in the best interests of the Fund’s shareholders, and that the recipient agrees or has a duty (i) to keep the information confidential and (ii) not to trade directly or indirectly based on the information.
In accordance with these policies and procedures, the Fund has ongoing arrangements with the following service providers to provide the Fund’s portfolio holdings information:
Service Provider	Service	Frequency
Acadia	Daily Margin Management	Daily
ALPS Distributors, Inc	Distributor, Advertising Literature Review	Monthly
BlackRock	Trading System	Daily
Bloomberg	Trading System	Daily
Donnelley Financial Solutions, Inc.	Website Content	Quarterly
DTCC	Trade Matching Platform	Daily
Ernst and Young	PFIC analysis	Quarterly
FactSet Research Systems Inc.	Systems Vendor	Daily
Fidelity National Information Services, Inc.	Personal Trading System Vendor	Daily
IHS Markit/S&P Global	Calculation Agent	Daily
Institutional Shareholder Services	Proxy Voting & Class Action Services Vendor	Daily
ITG Inc.	Systems Vendor	Daily
Lipper	Data Vendor	Monthly; 60 day lag
Morningstar, Inc.	Data Vendor	Monthly; 60 day lag
NYSE Axioma	Proxy Portfolio Model Provider	Daily
OSTTRA	Confirm and reconcile post-trade data	Daily
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm	Annually
S&P Global	Corporate Action Solutions	Daily

Service Provider	Service	Frequency
SS&C	Marketing Collateral System	Monthly; 5 day lag;
State Street Bank and Trust Company	Custodian	Daily
State Street Bank and Trust Company	Fund Administrator/ Accounting Services	Daily
State Street Bank and Trust Company	Systems Vendor	Daily
State Street Bank and Trust Company	Transfer Agent	Daily
VML	Website Consultant	Daily
As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the policy that have been made or recommended with the Board.
Investment Limitations
The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less.) Under these restrictions, each Fund:
1.
May not borrow money, except that the Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund’s total assets immediately after the time of such borrowing.
2.
May not issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the SEC.
3.
Will not (except as noted below), with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. government securities, and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.
4.
May not buy or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.
5.
May not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).
6.
May not make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.
Will not underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that the Fund may make pursuant to its fundamental investment restriction on lending.
8.
Will not purchase a security if, after giving effect to the purchase, 25% or more of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to U.S. Government securities (as such term is defined in the 1940 Act).
The following non-fundamental investment restrictions may be changed without shareholder approval. Under these restrictions:
1.
The Funds currently do not intend to purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
2.
The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government security” under the 1940 Act.
3.
The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to a Fund.
With respect to the fundamental investment restriction above about industry concentration, the Adviser defines industries according to any one or more widely recognized third-party providers and/or as defined by the Adviser. Third-party industry lists may include the Bloomberg Classification System and the Standard and Poor’s Global Industry Classification Standard (GICS) (industry level). The Adviser will also have broad authority to make exceptions from third-party industry lists and determine for each Fund how to classify issuers within or among industries based on such issuer’s characteristics and subject to applicable law.
Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations. For purposes of the Funds’ policies discussed above, any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

Management of the Fund
Board of Trustees and Officers
The Board is responsible for the oversight of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. The Board also has these responsibilities with respect to the other series of the Trust. Each Trustee also serves as:
•
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 23 funds.
•
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 30 funds that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent”) and separate accounts of insurance companies not affiliated with Thrivent.
•
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent.
•
Trustee of Thrivent Core Funds, a registered investment company consisting of seven funds that are established solely for investment by Thrivent entities.
The Trust, Thrivent Mutual Funds, Thrivent Series Fund, Inc., Thrivent Cash Management Trust, and Thrivent Core Funds are collectively referred to as the “Fund Complex.”
The following table provides biographical information about the Trustees and officers of the Funds.
Interested Trustees (1)
Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During Past 5 Years	Other Directorships Held Currently and within Past Five Years
Michael W. Kremenak (1978)	President since 2023; Trustee since 2022	64	Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020	Trustee of Thrivent Church Loan and Income Fund from 2020 to 2023
David S. Royal (1971)	Trustee and Chief Investment Officer since 2022	64	Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to 2023	Currently, Director of Thrivent Trust Company and Advisory Board Member of Twin Bridge Capital Partners; Trustee of Thrivent Church Loan and Income Fund from 2018 to 2023

Independent Trustees (4)
Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
Janice B. Case (1952)	Trustee since 2022	64	Retired
Independent Director
and member of the
Audit Committee and
Governance and
Nominating
Committee at MN8
Energy LLC and
MN8 Energy
Holdings, LLC since
2023; Independent
Trustee of North
American Electric
Reliability
Corporation from
2008 to 2020

Robert J. Chersi (1961)	Trustee since 2022	64	Founder of Chersi Services LLC (consulting firm) since 2014
Lead Independent
Director since 2019
and Director and
Audit Committee
Chair at
BrightSphere
Investment Group
plc since 2016;
Director and member
of the Audit and Risk
Oversight
Committees of
E*TRADE Financial
Corporation and
Director of E*TRADE
Bank from 2019 to
2020

Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
Arleas Upton Kea (1957)	Trustee since 2022	64	Deputy to the Chairman for External Affairs, FDIC in 2021; Chief Operating Officer and Deputy to the Chairman, FDIC from 2018 to 2021
Board of Directors,
Combined Federal
Campaign of the
National Capital Area
since 2021; Board of
Directors, University
of Texas Alumni
Association since
2021; Board of
Directors, University
of Texas Law School
Foundation since
2021

Paul R. Laubscher (1956)	Trustee since 2022	64	Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022	None
Robert J. Manilla (1962)	Trustee since 2022	64	Vice President and Chief Investment Officer, The Kresge Foundation since 2007	Board Member of Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020
James A. Nussle (1960)	Trustee since 2022	64
President and Chief Executive
Officer of Credit Union National
Association since
September 2014; Director of
Portfolio Recovery Associates
(PRAA) since 2010; CEO of The
Nussle Group LLC (consulting
firm) since 2009
				None

Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
James W. Runcie (1963)	Trustee since 2022	64	Co-Founder and CEO of Partnership for Education Advancement since 2017	Board Member of Follett Higher Education since 2022; Board Member of ECMC Group since 2021; Director and Audit Committee Chair of Class Acceleration Corporation from 2021 to 2022
Constance L. Souders (1950)	Trustee since 2022	64	Retired	None
Officers
Name, Address and Year of Birth (2)	Position with the Fund and Length of Service (3)	Principal Occupation During Past 5 Years
Michael W. Kremenak (1978)	President since 2023; Trustee since 2022	Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020
David S. Royal (1971)	Trustee and Chief Investment Officer since 2022	Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to 2023
Sarah L. Bergstrom (1977)	Treasurer and Principal Accounting Officer since 2022	Vice President, Chief Accounting Officer/Treasurer - Mutual Funds, Thrivent since 2022; Head of Mutual Fund Accounting, Thrivent from 2017 to 2022
Edward S. Dryden (1965)	Chief Compliance Officer since 2022	Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent since 2018
John D. Jackson (1977)	Secretary and Chief Legal Officer since 2022	Senior Counsel, Thrivent since 2017
Kathleen M. Koelling (5) (1977)	Privacy Officer since 2022	Vice President, Deputy General Counsel, Thrivent since 2018; Privacy Officer, Thrivent since 2011
Sharon K. Minta(5) (1973)	Anti-Money Laundering Officer since 2022	Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes Unit, Thrivent since 2019
Troy A. Beaver (1967)	Vice President since 2022	Vice President, Mutual Funds Marketing & Distribution, Thrivent since 2015

Name, Address and Year of Birth (2)	Position with the Fund and Length of Service (3)	Principal Occupation During Past 5 Years
Andrew R. Kellogg (6) (1972)	Vice President since 2022
Vice President, Operations Development and Relations, Thrivent
since 2023; Director of Strategic Partnerships, Thrivent from 2021 to
2023; Director, Client Relations, SS&C/DST Systems, Inc. from 2016 to 2021

Jill M. Forte (1974)	Assistant Secretary since 2022	Senior Counsel, Thrivent since 2017
Richard L. Ramczyk (5) (1976)	Assistant Treasurer since 2022	Director, Fund Accounting and Valuation, Thrivent since 2022; Manager, Mutual Fund Accounting Operations, Thrivent from 2011 to 2022
Taishiro A. Tezuka (1985)	Assistant Treasurer since 2023
Director, Fund Administration, Thrivent since 2023; Director, Asset
Wealth Management, PricewaterhouseCoopers LLP from 2020 to
2022; Senior Manager, Asset Wealth Management,
PricewaterhouseCoopers LLP from 2019 to 2020

(1)“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent. Mr. Kremenak and Mr. Royal are considered interested persons because of their principal occupations with Thrivent.
(2)Unless otherwise noted, the address for each Trustee and Officer is 901 Marquette Avenue, Suite 2500, Minneapolis, MN 55402-3211.
(3)Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the Board until their successors are duly appointed and qualified.
(4)The Trustees, other than Mr. Kremenak and Mr. Royal, are not “interested persons” of the Trust and are referred to as “Independent Trustees.”
(5)The address for this officer is 4321 North Ballard Road, Appleton, WI 54913.
(6)The address for this officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Additional Information on Trustees
The Board has concluded, based on each Trustee’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other Trustees, that each Trustee is qualified to serve on the Board. The qualifications that may be considered include, but are not limited to experience on other boards, occupation, business experience, education, knowledge regarding investment matters, diversity of experience, personal integrity and reputation and willingness to devote time to attend and prepare for Board and committee meetings. No one factor is controlling, either with respect to the group or any individual. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each of the other Trustees, the Adviser, counsel, the Trust’s independent registered public accounting firm and other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service or academic positions and through experience from service as a board member of the Trust and other funds in the Fund Complex, another fund complex, public companies, or non-profit entities or other organizations as set forth below. The following is a summary of each Trustee’s particular professional and other experience that qualifies each person to serve as a Trustee of the Trust.
Interested Trustees
Michael W. Kremenak has served as a Trustee on the Board of the Fund Complex since 2021. He is currently the President of the Fund Complex and previously served as Senior Vice President from 2020 to 2023 and as Secretary and

Chief Legal Officer from 2015 to 2020. He served as a Trustee and Senior Vice President of Thrivent Church Loan and Income Fund from 2020 to 2023. Mr. Kremenak joined Thrivent in 2013 and is currently Head of Thrivent Mutual Funds. Before joining Thrivent, Mr. Kremenak worked in the legal department of a large asset management firm. Mr. Kremenak serves on the investment committee of two non-profit organizations, and he has experience serving as a member of the board of directors of a non-profit organization from 2014 to 2020, including on its investment committee.
David S. Royal has served as a Trustee on the Board of the Fund Complex since 2015. He is currently the Chief Investment Officer of the Fund Complex, and he previously served as President from 2015 to 2023 and as Secretary and Chief Legal Officer until 2015. He has served as Chief Financial Officer of Thrivent since 2022 and as Executive Vice President, Chief Investment Officer of Thrivent since 2017. Prior to his current position at Thrivent, Mr. Royal was Deputy General Counsel of Thrivent. He served as Trustee and President of Thrivent Church Loan and Income Fund from 2018 to 2023. Before joining Thrivent, Mr. Royal was a partner at an international law firm based in Chicago. Mr. Royal also has experience serving on the boards of directors of non-profit organizations.
Independent Trustees
Janice B. Case has served as a Trustee on the Board of the Fund Complex since 2011 and as Chair of the Governance and Nominating Committee since 2012. She has over 40 years of experience in the electric utilities industry, including ten years as an executive officer of a Florida-based electric utility and holding company. She is currently an Independent Director and serves on the Audit Committee and the Governance and Nominating Committee for MN8 Energy LLC and MN8 Energy Holdings, LLC. Since leaving full-time corporate employment, Ms. Case gained mutual fund industry experience as a former director on the board of another fund complex. Ms. Case has also served as a director on several public corporate and non-profit boards.
Robert J. Chersi has served as a Trustee on the Board of the Fund Complex and as Chair of the Audit Committee since 2017. He also has been determined by the Board to be an Audit Committee financial expert. Mr. Chersi has over 30 years of experience in the financial services industry and is the founder of Chersi Services LLC, a financial consulting firm. He is currently the Lead Independent Director and Audit Committee Chair at BrightSphere Investment Group plc. Mr. Chersi is also the Executive Director of the Center for Global Governance, Reporting and Regulation of the Lubin School of Business at Pace University. He served as a Director of E*TRADE Bank and E*TRADE Financial Corporation from 2019 to 2020.
Arleas Upton Kea has served as a Trustee on the Board of the Fund Complex since 2022 and as Chair of the Ethics and Compliance Committee since 2024. She retired after more than 35 years of government experience at the Federal Deposit Insurance Corporation (FDIC) where she served in various roles, including as the Deputy to the Chairman for External Affairs; Chief Operating Officer and Deputy to the Chairman; Director, Administration; Ombudsman; and in the Legal Division, including as Acting Deputy General Counsel. As a member of FDIC’s leadership team, she served on the operating committee and the compensation committee and led initiatives in strategic planning, risk management, crisis management, business continuity planning, public policy, external affairs, human resources, and diversity, equity and inclusion. She has gained experience as a director on the board of several non-profit organizations.
Paul R. Laubscher has served as a Trustee on the Board of the Fund Complex since 2009 and as Chair of the Board since 2019. He also previously served as Chair of the Investment Committee from 2010 through 2018 and during a period in 2022. He is a holder of the Chartered Financial Analyst designation and has over 25 years of experience as a portfolio manager. Mr. Laubscher was formerly a senior investment manager of the retirement fund of a large public technology company.
Robert J. Manilla has served as a Trustee on the Board of the Fund Complex since 2022 and as Chair of the Investment Committee since 2023. He has over 30 years of experience in the financial services industry, including fifteen years as Vice President and Chief Investment Officer of the Kresge Foundation, a private, national foundation that works to expand opportunities in America's cities through grantmaking and social investing in arts and culture, education, environment, health, human services and community development in Detroit. Mr. Manilla spent 20 years in the auto industry where he held management roles in product development, sales and marketing, manufacturing, international operations, capital markets and asset management. He has experience as a member on the board of several private, public, and non-profit organizations.
James A. Nussle has served as a Trustee on the Board of the Fund Complex since 2011 and as Chair of the Ethics and Compliance Committee from 2022 to 2024. He has more than 20 years of public service experience, including serving as a Representative from Iowa in the House of Representatives from 1991 through 2007 and as Director of the U.S. Office of Management and Budget. Mr. Nussle is the President and Chief Executive Officer of the Credit Union National Association, a national trade association for America’s credit unions. Mr. Nussle has gained experience as a director on the advisory board of a private equity firm and on the board of several non-profit organizations.
James W. Runcie has served as a Trustee on the Board of the Fund Complex since 2022. He is the Chief Executive Officer of the Partnership of Education Advancement, a not-for-profit organization that provides institutional capacity building support to mission-focused colleges and universities. Mr. Runcie previously served at the US Department of Education as Chief Operating Officer of Federal Student Aid. Prior to his government service, Mr. Runcie was an investment banking executive at several firms including UBS Investment Bank, Bank of America, and Donaldson, Lufkin and Jenrette. Mr. Runcie currently serves on the boards of several for-profit and not-for-profit organizations.
Constance L. Souders has served as a Trustee on the Board of the Fund Complex since 2007 and as Chair of the Contracts Committee since 2010. She also served as the Audit Committee financial expert from 2010 through 2016. Ms. Souders has over 20 years of experience in the mutual fund industry, including eight years as the former Treasurer of a mutual fund complex and registered investment adviser and the Financial and Operations General Securities Principal of a mutual fund broker-dealer.
Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and its Funds rests with the Board. The Board has engaged Thrivent Asset Mgt. to manage the Funds on a day-to-day basis. The Board is responsible for overseeing Thrivent Asset Mgt. and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Massachusetts law, other applicable laws and the Trust’s charter documents. The Board is currently composed of ten members, including eight Independent Trustees and two Interested Trustees. An “Independent Trustee” is not an “interested person” (as defined in the 1940 Act) of the Trust, while an “Interested Trustee” is. The Board conducts regular meetings four times a year. In addition, the Board holds special in-person or virtual meetings or informal meetings to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel and an industry consultant to assist them in performance of their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chair. The Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established five standing committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups or ad hoc committees to review and address the policies and practices of the Trust with respect to certain specified matters. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of the Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Trust and the Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Thrivent Asset Mgt. and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. Each of Thrivent Asset Mgt. and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board’s general oversight of the Trust and the Funds and is addressed as part of various Board and committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trust, the Board, directly or through a committee, interacts with and reviews reports from, among others, Thrivent Asset Mgt. (including in its role as Liquidity Risk Management Program Administrator and Valuation Designee), the Chief Compliance Officer of the Trust, the Derivatives Risk Manager of the Trust, the independent registered public accounting firm for the Trust, and internal auditors for Thrivent Asset Mgt., as appropriate, regarding risks faced by the Trust and its Funds, and Thrivent Asset Mgt.’s risk management functions.
With respect to liquidity risk, the Board or one of its committees reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation. With respect to valuation risk, the Board oversees the Adviser in its role as Valuation Designee and reviews periodic reporting addressing valuation matters with respect to the Funds, including the Valuation Designee's annual assessment of the adequacy and effectiveness of the Valuation Designee's process for determining the fair value of the designated portfolio of securities. With respect to derivatives risk, the Board or one of its committees reviews reports received from the Derivatives Risk Manager on a regular, annual and interim (if necessary) basis that address the operation and effectiveness of the Derivatives Risk Management Program.
The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board and the Ethics and Compliance Committee regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s annual review of the Trust’s advisory and other service provider agreements, the Board considers risk management aspects of these entities’ operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Committees of the Board of Trustees
The Board conducts oversight of the Trust with the assistance of five committees, which are Audit, Ethics and Compliance, Investment, Contracts, and Governance and Nominating. Each committee is comprised of all of the Independent Trustees. The responsibilities of each committee are described below.
Audit Committee. The Audit Committee oversees management of financial risks and controls and is responsible for recommending the engagement or retention of the Trust’s independent auditors. The Audit Committee serves as the channel of communication between the independent auditors of the Trust and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process, including permitted non-audit services. A representative of business risk management, which functions as the Adviser’s internal audit group, meets with the Audit Committee and provides reports to the Audit Committee on an as-needed basis (but at least annually). The Audit Committee met four times during the past fiscal year.
Ethics and Compliance Committee. The Ethics and Compliance Committee monitors ethical and compliance risks and oversees the legal and regulatory compliance matters of the Funds. The Ethics and Compliance Committee meets with and receives reports from the Trust’s Chief Compliance Officer, Chief Legal Officer, Privacy Officer, Anti-Money Laundering Officer and other Adviser personnel on matters relating to the compliance program and other regulatory and ethics matters. The Ethics and Compliance Committee met four times during the past fiscal year.
Investment Committee. The Investment Committee is designed to review investment strategies and risks in conjunction with its review of the Funds’ performance. The Investment Committee assists the Board in its oversight of the investment performance of the Funds; the Funds’ consistency with their investment objectives and styles; management’s selection of benchmarks, peer groups and other performance measures for the Funds; and the range of investment options offered to investors in the Funds. In addition, the Committee assists the Board in its review of investment-related aspects of management’s proposals such as new Funds or Fund reorganizations. The Investment Committee met four times in the past fiscal year.
Contracts Committee. The Contracts Committee assists the Board in fulfilling its duties with respect to the review and approval of contracts between the Trust and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board deems necessary or appropriate for the continuation of operations of each Fund. The Contracts Committee met five times in the past fiscal year.
Governance and Nominating Committee. The Governance and Nominating Committee assists the Board in fulfilling its duties with respect to the governance of the Trust, including the review and evaluation of the composition and operation of the Board and its committees, the annual self-assessment of the Board and its committees and periodic review and recommendations regarding compensation of the Independent Trustees. The Governance and Nominating Committee makes recommendations regarding nominations for Trustees and will consider nominees suggested by shareholders sent to the attention of the President of the Trust. The Governance and Nominating Committee met four times during the past fiscal year.
Beneficial Interest in the Fund by Trustees
The following tables provide information, as of December 31, 2024, regarding the dollar range of beneficial ownership by each Trustee in the Funds. The dollar range shown in the third column reflects the aggregate amount of each Trustee’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee. For Independent Trustees only, the second and third columns include each Trustee’s deferred compensation, which is effectively invested in the Thrivent Mutual Funds. For more information on the deferred compensation plan, see “Compensation of Trustees and Officers” below.
Interested Trustees
Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Michael W. Kremenak	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
David S. Royal	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
Independent Trustees
Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Janice B. Case	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Robert J. Chersi	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
Arleas Upton Kea	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
Paul R. Laubscher	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
Robert J. Manilla	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
James A. Nussle	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
James W. Runcie	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
Constance L. Souders	Thrivent Core Plus Bond ETF	None	Over $100,000
	Thrivent Ultra Short Bond ETF	None
Compensation of Trustees and Officers
The Trust makes no payments to any of its officers for services performed for the Trust. The Independent Trustees are paid an annual base compensation of $255,000 to serve on the Boards of the Fund Complex. Each Trustee also receives $10,000 for each quarterly Board meeting and any in-person special meeting attended. The Board Chair is compensated an additional $120,000 per year; the Chair of the Audit Committee, who also serves as the Audit Committee Financial Expert, is compensated an additional $50,000 per year; the Chair of the Contracts Committee, the Chair of the Investment Committee, the Chair of the Governance and Nominating Committee and the Chair of the Ethics and Compliance Committee are each compensated an additional $30,000 per year. Independent Trustees are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Trust.
The following table provides the amounts of compensation paid to the Trustees either directly or in the form of payments made into a deferred compensation plan for one year ended September 30, 2024:
Name of Trustee(1)	Aggregate Compensation from Trust for One Year Ending September 30, 2024	Total Compensation Paid by Trust and Fund Complex for One Year Ending September 30, 2024
Janice B. Case	$1,216	$317,500
Robert J. Chersi	$1,292	$337,500
Arleas Upton Kea	$1,168	$305,000
Paul R. Laubscher	$1,560	$407,500

Name of Trustee(1)	Aggregate Compensation from Trust for One Year Ending September 30, 2024	Total Compensation Paid by Trust and Fund Complex for One Year Ending September 30, 2024
Robert J. Manilla	$1,216	$317,500
James A. Nussle	$1,148	$300,000
James W. Runcie	$1,101	$287,500
Constance L. Souders	$1,216	$317,500

(1)The Trust has adopted a deferred compensation plan for the benefit of the Independent Trustees of the Trust who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Fund Complex. Compensation deferred is effectively invested in the Thrivent Mutual Funds, the allocation of which is determined by the individual Trustee. The Trustees participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Trustee’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. For compensation paid during the one year ended September 30, 2024, the total amount of deferred compensation payable was $100,000 to Ms. Kea, $135,244 to Mr. Manilla, and $143,750 to Mr. Runcie.

Significant Shareholders
Control Persons and Principal Holders
A principal shareholder is any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares. A control person is any person who beneficially owns, either directly or through controlled companies, 25% or more of a Fund’s outstanding shares. A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. As of February 14, 2025, Thrivent Financial for Lutherans was the sole shareholder of each Fund. An Authorized Participant may hold of record more than 25% of the outstanding shares of a Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a Fund, may be deemed to have control of a Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of a Fund.
Management Ownership
As of the date of this SAI, the officers and Trustees as a group beneficially owned less than 1% of each class of shares of a Fund.
Material Transactions with Independent Trustees
No Independent Trustee of the Trust or any immediate family member of an Independent Trustee has had, during the two most recently completed calendar years, a direct or indirect interest in the Adviser or the principal underwriter for the Funds, or in any person directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter for the Funds, exceeding $120,000. In addition, no Independent Trustee of the Trust or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was the Trust; an officer of the Trust; an investment company or an officer of any investment company having the same Adviser or principal underwriter as the Funds or having an Adviser or principal underwriter that directly or indirectly controls, is controlled by or under common control with the Adviser or principal underwriter of the Funds; the Funds’ Adviser or principal underwriter; an officer of the Funds’ Adviser or principal underwriter; or a person or an officer of a person directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Funds (an “Associated Person”). No Independent Trustee of the Trust or a member of the immediate family of an Independent Trustee has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $120,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.

Investment Adviser and Portfolio Managers
Investment Adviser
The Fund’s investment adviser, Thrivent Asset Mgt., was organized as a Delaware limited liability company on September 23, 2005. It is a subsidiary of Thrivent Financial Holdings, Inc., which is a wholly owned subsidiary of Thrivent. Thrivent Financial Holdings, Inc. owns 100% of Thrivent Asset Mgt.’s membership interests. The officers and directors of Thrivent Asset Mgt. who are affiliated with the Trust are set forth below under “Affiliated Persons.” Thrivent Asset Mgt. is located at 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211.
Investment decisions for the Fund are made by Thrivent Asset Mgt., subject to the overall direction of the Board. Thrivent Asset Mgt. also provides investment research and supervision of the Fund’s investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of these assets.
Thrivent Asset Mgt. Portfolio Managers
Other Accounts Managed
In addition to the Funds, the portfolio managers may manage other accounts. The following table provides information about other accounts managed by the portfolio managers as of September 30, 2024, unless otherwise noted.
Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets in the Accounts	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Andrew M. Leeser	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Cortney L. Swensen(1)	Other Registered Investment Companies	4	$4,541,271,107	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Kent L. White(1)	Other Registered Investment Companies	6	$3,718,707,304	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	1	$93,923,172	0	$0

(1)The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds and Thrivent Series Fund, Inc.
Compensation
Each portfolio manager of Thrivent Asset Mgt. is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative performance of each fund or account managed by the portfolio manager measured for one-, three-, and five-year periods against the median performance of other funds in the same peer group, as classified by Morningstar, or an index constructed with comparable criteria.

Portfolio managers of private funds and/or proprietary accounts may receive an allocation of performance-based compensation. In addition, some portfolio managers are also eligible to participate in one or more of the following:
Long-Term Incentive Plan. Thrivent’s long-term incentive plan provides for an additional variable payment based on the extent to which Thrivent met corporate goals during the previous three-year period.
Deferred Compensation Plan. Thrivent’s deferred compensation plan allows for the deferral of salary and bonus into certain affiliated and unaffiliated mutual funds up to an annual dollar limit.
Key Employee Restoration Plan. Thrivent’s key employee restoration plan allows for the company to make a contribution to the plan on behalf of each participant.
Conflicts of Interest
The Adviser and its respective affiliates will be subject to certain conflicts of interest with respect to the services provided to the Funds. These conflicts will arise primarily, but not exclusively, from the involvement of the Adviser and the portfolio managers in other activities that from time to time conflict with the activities of the Funds. Portfolio managers at Thrivent Asset Mgt. typically manage multiple accounts. These accounts may include, among others, mutual funds, private funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts).
Managing and providing research to multiple accounts can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Certain portfolio managers of the Funds and other individuals employed by the Adviser may receive compensation based on the performance of accounts managed by the Adviser. Managing an account that charges a performance-based fee could give a portfolio manager an incentive to favor that account over accounts such as the Funds that don’t charge performance-based fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Asset Mgt. seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Portfolio managers and other investment personnel may also encounter conflicts of interest related to the sharing of ideas or investment opportunities with other employees of the Adviser. To manage and mitigate conflicts of interest related to side-by-side management and sharing of investment opportunities, the Adviser has developed compliance policies and procedures. Additional information about potential conflicts of interest is set forth in the Form ADV of the Adviser. A copy of Part 1 and Part 2A of the Adviser’s Form ADV is available on the SEC’s website (adviserinfo.sec.gov).
Ownership in the Funds
The following table provides information as of the date of this SAI on the dollar range of beneficial ownership by each portfolio manager for each Fund he or she manages.
Portfolio Manager	Fund	Fund Ownership
Andrew M. Leeser	Thrivent Ultra Short Bond ETF	None
Cortney L. Swensen	Thrivent Core Plus Bond ETF	None
	Thrivent Ultra Short Bond ETF	None
Kent L. White	Thrivent Core Plus Bond ETF	None
	Thrivent Ultra Short Bond ETF	None

Affiliated Persons
The following officers of the Trust are affiliated with the Adviser in the capacities listed:
Affiliated Person	Position with Trust	Position with Thrivent Asset Mgt.
Michael W. Kremenak	Trustee and President	Elected Manager
David S. Royal	Trustee and Chief Investment Officer	President
Sarah L. Bergstrom	Treasurer and Principal Accounting Officer	Assistant Treasurer
Edward S. Dryden	Chief Compliance Officer	Chief Compliance Officer
John D. Jackson	Secretary and Chief Legal Officer	Assistant Secretary
Kathleen M. Koelling	Privacy Officer	Privacy Officer
Sharon K. Minta	Anti-Money Laundering Officer	Anti-Money Laundering Officer
Troy A. Beaver	Vice President	Elected Manager and Vice President
The Advisory Agreement
The advisory agreement provides that Thrivent Asset Mgt. provides overall investment supervision of the assets of each Fund. Thrivent Asset Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the Adviser’s duties under the advisory agreement. The Adviser also pays all compensation of Trustees, officers and employees of the Trust who are the Adviser’s affiliated persons. All ordinary operating expenses of the Fund are paid by the Adviser under the advisory agreement, unless expressly assumed by the Funds. Such costs and expenses paid by the Funds under the advisory agreement include: (a) advisory fees; (b) expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act; (c) interest expense or other costs of a Fund’s borrowing(s) or financing activities; (d) taxes and governmental fees; (e) acquired fund fees and expenses; (f) broker’s commissions and any other transaction- or investment-related expenses incurred by a Fund; (g) costs related to meetings of shareholders; (h) litigation expenses, (i) indemnification expenses, (j) fees or expenses payable or other costs incurred in connection with securities lending, (k) expenses which are capitalized in accordance with generally accepted accounting principles, (l) extraordinary expenses, and (m) such other expenses as approved by a majority of the Board.
The advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory agreement terminates automatically upon assignment. With respect to a particular Fund, the advisory agreement is terminable at any time without penalty by the Board on 60 days written notice to the Adviser or by the vote of a majority of the outstanding shares of such Fund. The Adviser may terminate the agreement on 60 days written notice to the Trust.
Advisory Fees
For the Adviser’s services to the Funds, the Funds have agreed to pay the following management fee expressed as an annual rate of the Fund’s average daily net assets.
Fund	Management Fee
Thrivent Core Plus Bond ETF	0.39%
Thrivent Ultra Short Bond ETF	0.20%

Code of Ethics
The Trust and Thrivent Asset Mgt. have each adopted a code of ethics pursuant to the requirements of the 1940 Act and the Investment Advisers Act of 1940. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.
Proxy Voting Policies
The Board has delegated to the Adviser the responsibility for voting any proxies with respect to the Funds in accordance with the proxy voting policies adopted by the Adviser. The Adviser’s proxy voting policy is included in Appendix A. Information about how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is updated each year by August 31 and is available without charge by calling 800-847-4836, at thriventETFs.com/prospectus, and at SEC.gov where it is filed on Form N-PX.

Underwriting and Distribution Services
The Funds’ principal underwriter and distributor, ALPS Distributors, Inc., is a Colorado corporation (the “Distributor”). Distributor is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203. No officers or directors of Distributor are affiliated with the Trust. Under a Distribution Agreement (the “Distribution Agreement”), Distributor sells shares of the Funds as agent for the Trust. The Distribution Agreement continues in effect from year to year so long as its continuance is approved at least annually by the Board, including a majority of the Independent Trustees. Shares are continuously offered for sale by the Funds through the Distributor only in large blocks of shares, typically 10,000 shares, called creation units (“Creation Units”), as described in the Funds’ prospectus. Shares in less than Creation Units are not distributed by the Distributor.
Underwriting Commissions
Distributor began serving as the Funds’ principal underwriter and distributor at the Funds’ inception. The Distributor has not received any underwriting commissions as of the date of this SAI.
12b-1 Distribution Plan
The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with respect to the Funds. Pursuant to the 12b-1 Plan, the Trust, on behalf of the Funds, may pay Distributor a distribution fee and shareholder servicing fee in connection with the promotion and distribution of Fund shares and the provision of services to shareholders. Such services include advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. No distribution or service fees are currently paid by the Funds, however, and there are no current plans to impose these fees. Future payments may be made under the 12b-1 Plan without any further shareholder approval. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund.
Distributor may pay all or a portion of the fees to any broker-dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement subject to the requirements of the 12b-1 Plan. To the extent not so paid by Distributor, it may retain such amounts.
The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a majority vote of Fund shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Independent Trustees, by a vote cast in person at a meeting called for the purpose of considering such amendments.
While the 12b-1 Plan is in effect, the selection and nomination of the Independent Trustees of the Trust has been committed to the discretion of the Independent Trustees, and any person who acts as legal counsel for the Independent Trustees must be an independent legal counsel. The 12b-1 Plan shall continue with respect to the Funds from year to year, provided that such continuance is approved at least annually by the Board and by the Independent Trustees.
Shareholder Services
The Adviser may make arrangements for the Funds to make payments, directly or through the Adviser or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain shareholder services, including sub-transfer agency and related administrative services including, without limitation, the following services: processing and mailing monthly statements, prospectuses, annual reports, semiannual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The Funds may pay a fee for these services, directly or through the Adviser or its affiliates, to financial intermediaries selected by the Adviser and/or its affiliates. The actual services provided, and the fees paid for such services, may vary from firm to firm.
Other Payments
The Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Funds or their shareholders. The Adviser has also entered into an agreement with Thrivent Distributors, LLC (“Thrivent Distributors”), pursuant to which the Adviser pays (from its own resources, not the resources of the Funds) for services relating to the promotion, offering, marketing or distribution of the Funds and/or retention of assets maintained in the Funds. Compensation paid by the Adviser to Thrivent Distributors and its sales personnel may vary depending on certain factors as agreed upon from time to time.
In addition, the Adviser and Thrivent Distributors make payments, out of their own resources, to financial intermediaries that sell shares of the Funds in order to promote the distribution and retention of Fund shares. Such payments are made for a variety of purposes or services, including, without limitation, marketing and/or fund promotion activities and presentations, educational training programs, events or conferences (including sponsorships of such events by the Adviser), data analytics and support, printing and mailing costs, and the development of technology platforms and reporting systems. In addition, the Adviser makes payments (through Thrivent Distributors) to certain intermediaries that promote or make shares of the Funds available to their clients and to intermediaries for activities that the Adviser and Thrivent Distributors believe facilitate investment in the Funds. This compensation, often referred to as revenue sharing, is in addition to any compensation paid by the Funds through the 12b-1 Plan or for administrative, sub-transfer agency, networking, recordkeeping, and/or other shareholder support services. Currently, payments made to intermediaries are generally 0.10% on assets for each intermediary. However, these payments are expected to vary year to year and may differ depending on the intermediary. The Adviser may make arrangements at other rates with certain intermediaries.
These payments create an incentive for the financial intermediary or its financial representatives to recommend or offer shares of the Funds to you. The Adviser could make payments (through Thrivent Distributors) based on any number of metrics, including payments in fixed amounts, amounts based upon an intermediary’s services at defined levels, amounts based on the intermediary’s net sales of a Fund or one or more Thrivent funds in a year or other period, or calculated in basis points based on average net assets attributed to the intermediary, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Payments to an intermediary may be significant and may create conflicts of interest for the intermediary.
Revenue sharing arrangements are separately negotiated between the Adviser and/or its affiliates and the recipients of these payments. Revenue sharing payments are not made by the Funds and are not reflected as additional expenses in the fee table in the Funds’ prospectus.
As of the date of this SAI, the Adviser or its affiliates have agreements in place to pay the following intermediaries for the sale of Fund shares or related services:
Charles Schwab & Co., Inc.
Fidelity Brokerage Services LLC

Other Services
Custodian
The custodian for the Funds is State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. The custodian is responsible for safeguarding the Funds’ assets held in the United States and for serving as the Funds’ foreign custody manager.
Transfer Agent and Related Shareholder Services
The transfer agent for the Funds is State Street Bank and Trust Company (the “Transfer Agent”), One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. The Transfer Agent provides transfer agency and dividend payment services necessary to the Funds.
In addition, pursuant to an agreement between the Adviser and Thrivent Financial Investor Services Inc. (“TFISI”), TFISI provides certain related shareholder services that State Street Bank and Trust Company has not been retained to perform and would not cause TFISI to fall within the meaning of a transfer agent under the Securities Exchange Act of 1934 (the “1934 Act”). Fees for the services provided by TFISI are paid by the Adviser and not borne by the Funds.
Administrator
State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016 provides both administrative and accounting services to the Funds under an Administrative Services Agreement. Fees payable to State Street Bank and Trust Company for administrative and accounting services are paid by the Adviser and not borne by the Funds.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402, serves as the Funds’ independent registered public accounting firm, providing professional services including audits of the Funds’ annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review and signing of the annual income tax returns filed on behalf of the Funds.
Securities Lending
The Funds are new and to-date have not entered into a contract with a securities lending agent and are not engaged in securities lending.

Continuous Offering
The Funds offer and issue shares at their NAV only in Creation Units. The method by which Creation Units are created and trade may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “1933”) Act, may occur.
Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Funds’ Transfer Agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with the sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Brokerage Allocation and Other Practices
Brokerage Transactions
In connection with the management of the investment and reinvestment of the assets of the Funds, the advisory agreement authorizes Thrivent Asset Mgt., acting by its own officers, directors or employees to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Asset Mgt. will use reasonable efforts to seek on behalf of the Funds the best overall terms available.
In assessing the best overall terms available for any transaction, Thrivent Asset Mgt. will consider all factors it deems relevant, including:
(1) the breadth of the market in and the price of the security,
(2) the financial condition and execution capability of the broker or dealer, and
(3) the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).
In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Asset Mgt. may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act, as amended) provided to any other accounts over which Thrivent Asset Mgt., or an affiliate of Thrivent Asset Mgt., exercises investment discretion. Thrivent Asset Mgt. may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Asset Mgt. determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. To the extent applicable, the provisions of the European Union’s second Markets in Financial Instruments Directive, known as MiFID II, could have an impact on the allocation of brokerage transactions and the receipt and compensation for research services by Thrivent Asset Mgt.
To the extent that the receipt of the above-described services may supplant services for which Thrivent Asset Mgt. might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Asset Mgt.
The research obtained by Thrivent Asset Mgmt. from a broker or dealer may be used to benefit all accounts managed or advised by Thrivent Asset Mgmt., including the Funds, and may not directly benefit the particular accounts that generated the brokerage commissions used to acquire the research product or service, including the Funds.
In certain cases, Thrivent Asset Mgt. may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Thrivent Asset Mgt. makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. The portion of the costs of such products or services attributable to research usage may be defrayed by Thrivent Asset Mgt., as the case may be, through brokerage commissions generated by transactions of its clients, including the Funds. Thrivent Asset Mgt. pays the provider in cash for the non-research portion of its use of these products or services.
Thrivent Asset Mgt. may obtain third-party research from broker-dealers or non-broker dealers by entering into a commission sharing arrangement (a “CSA”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow Thrivent Asset Mgt. to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third-party research providers for research.

The investment decisions for the Funds are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Asset Mgt. or its affiliates. Such other investment companies and accounts may also invest in the same securities as the Funds. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Asset Mgt. and its affiliates believe to be equitable to each investment company or account, including the Funds. In some instances, this investment procedure may affect the price paid or received by the Funds or the size of the position obtainable or sold by the Funds.
Brokerage Commissions
The Funds are new and, therefore, the Funds paid no brokerage commissions for each of the last three fiscal years.
Regular Brokers or Dealers
The Funds are new and, therefore, have not purchased securities issued by any “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act).
Portfolio Turnover Rates
The rate of portfolio turnover in the Funds will not be a limiting factor when Thrivent Asset Mgt. deems changes in a Fund’s portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.
Because the Funds are new, they do not have portfolio turnover rates to report.

Purchase, Redemption and Pricing of Shares
Unlike mutual funds, the Funds offer and issue shares at their NAV to broker-dealers and other financial intermediaries who are participants in the NSCC and who have signed an Authorized Participant Agreement with the Distributor, and accepted by the Transfer Agent, only in Creation Units, generally in exchange for a basket of securities and/or instruments (the “Deposit Securities”), together with a deposit of a specified cash payment (the “Cash Component”). The Funds may, in certain circumstances, issue Creation Units solely in exchange for a specified all-cash payment (“Cash Deposit”). Shares of the Funds are likewise redeemable by the Funds only in Creation Units, generally in exchange for a basket of securities and instruments (“Redemption Securities”), together with a Cash Component. As with the offer and sale of Creation Units, the Funds may, in certain circumstances, redeem Creation Units in exchange for a specified all-cash payment. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. The Funds may decide to use a “custom basket” to reduce costs, to increase trading or tax efficiency or for other reasons.
Each Fund charges creation/redemption transaction fees for each creation and redemption to cover the cost to the Fund of processing the transaction. In all cases, transaction fees are limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
Each Fund offers, issues and sells its shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement, on any Business Day.
Notwithstanding the foregoing, each Fund may, but is not required to, permit orders until 4:00 p.m., Eastern time, or until the market close (in the event the exchange on which the relevant Fund’s Shares are listed closes early). A “Business Day” with respect to a Fund is each day the Fund is open, including any day that a Fund is required to be open under Section 22(e) of the 1940 Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders to create or redeem Creation Units will be accepted by the Transfer Agent, and subject to the approval of the Distributor, only from the Authorized Participants. As noted below, on certain Business Days, underlying markets in which the Funds invest will be closed. On those days, the Funds may be unable to purchase or sell securities in such markets.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange (the “NYSE”) is stopped at a time other than its regularly scheduled closing time. Each Fund reserves the right to reprocess creation and redemption transactions that were initially processed at any NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV.
Fund Deposits
The consideration for purchase of Creation Units generally consists of Deposit Securities and the Cash Component, or, as permitted by a Fund, the Cash Deposit. Together, the Deposit Securities and the Cash Component constitute a “Fund Deposit” or “basket” as that term is used in Rule 6c-11 under the 1940 Act. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component to the Funds. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component from the Funds. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. In addition to above, the Cash Component may also include a “Dividend Equivalent Payment,” which enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by a Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for a Fund and ends on the next ex-dividend date.
State Street Bank and Trust Company, each Fund’s Transfer Agent and custodian, through the NSCC, makes available on each Business Day, prior to the opening of business (subject to amendments) on the NYSE (currently 9:30 a.m., Eastern time), the identity and the required number of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day).
The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities and Cash Component is made available.
The Funds may also permit the substitution of an amount of cash (a “cash-in-lieu” amount) to replace any Deposit Security. In determining whether a Fund will issue Creation Units entirely or partially on a cash or in-kind basis (whether for a given day or a given order), the key consideration is the benefits that would accrue to the Fund and its investors. For example, in light of anticipated purchases of different portfolio securities, a Fund may wish to receive additional cash as part of a Fund Deposit, or may wish to receive a Cash Deposit. In addition, the Funds may permit an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities in a Fund Deposit because such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting. Other circumstances in which a Fund may permit the substitution of a “cash in-lieu” amount include, but are not limited to, Deposit Securities that may not be available in sufficient quantity for delivery, that may not be eligible for trading by a Participating Party (defined below), that may not be permitted to be re-registered in the name of a Fund as a result of an in-kind creation order pursuant to local law or market convention, or that may not be eligible for transfer through the systems of the Depository Trust Company (the “DTC”) or the Clearing Process (as discussed below), or the Federal Reserve System for U.S. Treasury securities. The Funds also reserves the right to permit a “cash-in-lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities from an investor to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations at the discretion of the Funds. In each case, the amount of cash contributed will be equivalent to the price of the instrument listed as a Deposit Security.
“Cash-in-lieu” amounts will only be used in the creation and redemption process when the use is consistent with applicable law.
Procedures for Creating Creation Units
To be eligible to place orders with the Distributor and to create a Creation Unit of the Funds, an entity must be: (i) a “Participating Party” (i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC); or (ii) a participant of DTC (“DTC Participant”) and must have entered into an Authorized Participant Agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units

(“Authorized Participant Agreement”) (discussed below). All shares of the Funds, however created, will be entered on the records of the DTC in the name of its nominee for the account of a DTC Participant.
Except as described below, and in all cases subject to the terms of the applicable Authorized Participant Agreement and any creation and redemption procedures adopted by the Funds and provided to all Authorized Participants, to initiate a creation order for a Creation Unit, an Authorized Participant must submit an irrevocable order to purchase shares in proper form to the Transfer Agent at the close of regular trading on the NYSE, typically 4:00 p.m., Eastern Time on each Business Day for creation of Creation Units to be effected based on the NAV of shares of the Funds on that Business Day. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant via the electronic order entry system, by telephone or other transmission method acceptable to the Transfer Agent and the Distributor pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker-dealer may not have executed an Authorized Participant Agreement and, therefore, orders to create Creation Units of the Funds will have to be placed by the investor’s broker-dealer through an Authorized Participant. In such cases, there may be additional charges to such investor.
Creation Units may be created in advance of the receipt by the Funds of all or a portion of a Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of a Fund Deposit and will be required to post collateral with a Fund consisting of cash up to 115% of the marked-to-market value of such missing portion(s). The Funds may use such collateral to buy the missing portion(s) of a Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the value of such collateral. The Funds will have no liability for any such shortfall. The Funds will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Custodian and deposited into the Fund. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker-dealer or depository institution effectuating such transfer of Deposit Securities and Cash Component.
Orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable for domestic securities (see “Placement of Creation Orders Using the Clearing Process”) or outside the Clearing Process utilizing the procedures applicable for foreign securities (see “Placement of Creation Orders Outside the Clearing Process”). In the event that a Fund includes both domestic and foreign securities, the time for submitting orders as stated in the “Placement of Creation Orders Outside the Clearing Process” section below shall operate.
Placement of Creation Orders Using the Clearing Process
Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed an Authorized Participant Agreement.
The Authorized Participant Agreement authorizes the Custodian to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Custodian to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner within two Business Days; and the Cash Component to the Fund, together with such additional information as may be required by the Transfer Agent and the Distributor as set forth in the Authorized Participant Agreement. An order to create Creation Units of the Funds through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by 2:00 p.m. Eastern Time on each Business Day on such Transmittal Date and (ii) all other procedures set forth in the Authorized Participant Agreement are properly followed. All orders are subject to acceptance by the Funds and the Distributor in accordance with the procedures set forth in the Authorized Participant Agreement.
Placement of Creation Orders Outside the Clearing Process
The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian. The Custodian will cause the sub-custodian of the Funds to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Funds must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.
Once a creation order is accepted by the Funds and the Distributor, the Transfer Agent will confirm the issuance of a Creation Unit of the Funds against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Funds of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.
Acceptance of Creation Orders
The Funds reserve the right to reject or revoke a creation order transmitted to it by the Distributor or its agent in respect to the Funds for any legally permissible reason, including, but not limited to, the following circumstances: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; or (v) in the event that circumstances outside the control of the Funds, the Transfer Agent, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the Adviser, the Distributor, DTC, the Clearing Process, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Funds, Transfer Agent, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Funds, and a Fund’s determination shall be final and binding.

Creation Transaction Fee
All persons purchasing Creation Units are expected to incur a transaction fee to cover the estimated cost to the Funds of processing the transaction, including estimated trading costs of converting a Fund Deposit into the desired portfolio composition, and the costs of clearance and settlement charged to a Fund by NSCC or DTC. A fixed creation transaction fee of $250 for the Funds, charged by and payable to the Custodian is imposed on each in-kind creation transaction ($100 for cash creations) regardless of the number of Creation Units purchased in the transaction. In the case of cash creations or where a Fund permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge of up to 0.09% for Thrivent Core Plus Bond ETF and up to 0.05% for Thrivent Ultra Short Bond ETF, based on the value of a Creation Unit, to compensate the Funds for the costs associated with purchasing the applicable securities (see “Fund Deposit” section above). As a result, in order to seek to replicate the in-kind creation order process, the Funds expect to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where a Fund makes Market Purchases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund.
Redemption of Creation Units
Shares may be redeemed only in Creation Units at the NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed an Authorized Participant Agreement. The Funds will not redeem shares in amounts less than Creation Units (except a Fund may redeem shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Funds. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Authorized Participant Agreement.
Each Fund may publish a designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (the “Fund Securities” or “Redemption Basket”), and an amount of cash (each subject to possible amendment or correction) as applicable, in order to effect redemptions of Creation Units of a Fund until such time as the next announced composition of the Fund Securities and cash amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Redemption Baskets may differ and the Fund may accept “custom baskets.” See “Custom Baskets” below.
Except as described below, and in all cases subject to the terms of the applicable Authorized Participant Agreement and any creation and redemption procedures adopted by the Funds and provided to all Authorized Participants, to initiate a redemption order for a Creation Unit, an Authorized Participant must submit an irrevocable order to redeem shares in proper form to the Transfer Agent at the close of regular trading on the NYSE, typically 4:00 p.m., Eastern Time on each Business Day for redemption of Creation Units to be effected based on the NAV of shares of the Fund on that Business Day.

Orders must be transmitted by an Authorized Participant via the electronic order entry system, by telephone or other transmission method acceptable to the Transfer Agent and the Distributor pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Unless cash only redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as announced on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, a Fund may substitute a “cash-in-lieu” amount to replace any Fund Security in certain limited circumstances. “Cash-in-lieu” amounts will only be used in the redemption process when the use is consistent with applicable law. The amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference will be included in the Cash Component required to be delivered by an Authorized Participant. In determining whether a Fund will redeem Creation Units entirely or partially on a cash or in-kind basis (whether for a given day or a given order), the key consideration is the benefits that would accrue to a Fund and its investors. Cash redemptions typically require selling portfolio instruments, which may result in adverse tax consequences for the remaining Fund shareholders that would not occur with an in-kind redemption. As a result, tax considerations may favor use of in-kind redemptions. See “Taxes” below. In addition, as with purchases of Creation Units, the Funds may permit an Authorized Participant to receive cash in lieu of some or all of the Fund Securities because such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Funds reserve the right to redeem Creation Units for cash to the extent that a Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Funds: (i) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by a Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
If a Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption.
If, after receiving notice of the verification requirement, the Authorized Participant does not verify, with respect to any portion of the shares of a Fund requested to be redeemed, the accuracy of the Authorized Participant’s representations that are deemed to have been made by submitting a redemption request, the Fund reserves the right to reject that portion of the redemption request.

Deliveries of redemption proceeds by a Fund are generally made within one Business Day (i.e., “T+1”). Each Fund reserves the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in the U.S. bond market that is not a holiday observed in the U.S. equity market.
Redemption Transaction Fee
All persons redeeming Creation Units are expected to incur a transaction fee to offset transfer and other transaction costs that may be incurred by the relevant Fund. The basic in-kind redemption transaction fee of $250 for the Funds ($100 for cash redemptions), charged by and payable to the Custodian, is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for a Fund) may also be imposed to compensate the Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Funds expect to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where a Fund makes Market Sales, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker-dealer or other such intermediary may be charged a fee for such services. To the extent a Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund’s remaining shareholders and negatively affect a Fund’s performance.
Placement of Redemption Orders Using the Clearing Process
Orders to redeem Creation Units of a Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Authorized Participant Agreement. An order to redeem Creation Units of the Funds using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent by 2:00 p.m. Eastern Time on each Business Day on such Transmittal Date; and (ii) all other procedures set forth in the Authorized Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. All orders must be accepted by the Distributor in accordance with the procedures set forth in the Authorized Participant Agreement. An order to redeem Creation Units of the Funds using the Clearing Process made in proper form but received by a Fund after 2:00 p.m. Eastern Time on each Business Day will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred within two Business Days following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside the Clearing Process
Arrangements satisfactory to a Fund must be in place for the Participating Party to transfer the Creation Units through the DTC on or before the settlement date. Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that a Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws.
In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of a Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, a Fund may, in its discretion, exercise its option to substitute a “cash-in-lieu” amount for such Fund Securities, and the redeeming shareholder will be required to receive its redemption proceeds with respect to such Fund Securities in cash.
Custom Baskets
Creation and redemption baskets may differ and the Funds may in the future accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a selection of a Fund’s portfolio holdings rather than all Fund holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account.
Distribution of Shares
In connection with each Fund's launch, the Fund was seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding of a Fund or that purchase Creation Units after a Fund's launch may be Authorized Participants or a lead market maker, other third-party investors or affiliates of the Fund or the Adviser purchasing from an Authorized Participant. Each such initial investor and any other affiliate of a Fund or the Adviser may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for a Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. A Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares. Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant. Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to any applicable provisions of the 1934 Act and the rules and regulations thereunder.

Net Asset Value
The net asset value per share is generally determined at the close of regular trading on the NYSE, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of NAV may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the SEC, as allowed by the 1940 Act. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading.
The NAV is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.
The market value of portfolio securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:
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Exchange Traded Securities that are traded on U.S. exchanges or included in a national market system, including options, shall be valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. If there have been no sales and the exchange traded security is held long, the latest bid quotation is used. If the exchange traded security is held short, the latest ask quotation is used.
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Over-the-counter securities held long for which reliable quotations are available shall be valued at the latest bid quotations. If the over-the-counter security is held short, it shall be valued at the latest ask quotation.
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Fixed income securities traded on a national securities exchange will be valued at the last sale price on such securities exchange that day. If there have been no sales, the latest bid quotation is used.
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Because market quotations are generally not “readily available” for many debt securities, foreign and domestic debt securities held by the Funds may be valued by an Approved Pricing Service (“APS”), using the evaluation or other valuation methodologies used by the APS. If quotations are not available from the APS, the Adviser’s Valuation Committee shall make a fair value determination.
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The Funds may value debt securities with a remaining maturity of 60 days or less at amortized cost.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.
Securities and assets for which there is not a readily available market quotation will be appraised at fair value by the Adviser’s Valuation Committee pursuant to written procedures.
Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of NAV.
For purposes of determining the NAV of shares of a Fund all assets and liabilities initially expressed in foreign currencies (if any) will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Tax Status
Federal Tax Information for the Funds
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
It is each Fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a Fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must, among other requirements, distribute annually to its shareholders at least the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The Internal Revenue Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Internal Revenue Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and certain amounts with respect to which estimated taxes are paid in such calendar year. A Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect a Fund’s ability to satisfy the requirements for qualification as a RIC.
Dividends and interest received from a Fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service (IRS) that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, but not both, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then, subject to certain limitations, either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If a Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
A Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.
If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund was able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.
A Fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund and its shareholders.

Under Section 988 of the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Internal Revenue Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.
Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.
Capital losses in excess of capital gains (net capital losses) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Capital loss carryforwards will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in the Funds’ prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the Funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the Funds.
Any dividends declared by a Fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a Fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced rates to individuals as described below) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.
Distributions from net capital gain (if any) that are reported as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of the Fund. However, if you receive a capital gains dividend with respect to Fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Internal Revenue Code.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
At the beginning of every year, the Funds will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the Funds paid during the previous calendar year. REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues the tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement in completing your tax returns.
Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of its tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.
If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter, as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.
For corporate investors in a Fund, dividend distributions the Fund reports as dividends received from qualifying domestic corporations will be eligible for the 50% corporate dividends-received deduction to the extent they would qualify if the Fund were a regular corporation.
Distributions by a Fund also may be subject to state, local and foreign taxes, which may differ from the federal income tax treatment described above.
A sale of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. The maximum individual tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash paid (or received) for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of any securities received plus (or minus) the amount of any cash received (or paid) for such Creation Units.
Any capital gain or loss realized upon the exchange of securities for Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those described herein.
Each Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. Each Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax adviser.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the Funds generally serve to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or (ii) its shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Funds from holding investments in REITs that hold residual interests in REMICs, and the Funds may do so.
For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. A fund is permitted to pass through to shareholders the character of ordinary REIT dividends so as to allow non-corporate shareholders to claim this deduction. There currently is no mechanism for a Fund to pass through to non-corporate shareholders the character of income derived from MLP investments. It is uncertain whether future legislation or other guidance will enable the Funds to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments.
Backup Withholding. The Funds will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends and redemption proceeds paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Disclosure for Non-U.S. Shareholders. Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Internal Revenue Code (“foreign shareholders”) properly reported by a Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Internal Revenue Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, under special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation.
If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.
In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors. Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).
A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of a Fund (as described below).
Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than 10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund's foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.
Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.
The Funds generally do not expect their shares to be considered USRPIs. Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Funds.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding a Fund’s shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding a Fund’s shares through foreign entities should consult their tax advisers about their particular situation.
A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.
Reportable Transactions. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Funds are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends and Distributions
Dividends
Dividends of the Funds, if any, are generally declared and paid monthly. Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by the Funds.
Capital Gains
Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

Financial Statements
Because the Funds had not yet commenced operations prior to the date of this SAI, the Funds do not have financial statements.

Appendix A—Proxy Voting Policy

Thrivent Financial for Lutherans and

Thrivent Asset Management, LLC

Proxy Voting Policies and Procedures and Voting Guidelines Summary

Introduction

Responsibility to Vote Proxies

Overview. Thrivent Financial for Lutherans and Thrivent Asset Management, LLC (collectively, in their capacity as investment advisers, “Thrivent”) have adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting Thrivent’s fiduciary duty with regard to the voting of client proxies, including investment companies which it sponsors and for which it serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent be involved in the proxy process.

Fiduciary Considerations. It is the policy of Thrivent that decisions with respect to proxy issues will be made primarily in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Thrivent seeks to vote proxies solely in the interests of the client, including Thrivent Funds, and in a manner consistent with its fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The procedural requirements contained in these Policies and Procedures do not apply in the case of requests for consents related to investments in private funds. With respect to private fund investments, the procedures described below under “Consents Related to Private Fund Investments” apply.

Administration of Policies and Procedures

Thrivent has formed a committee that is responsible for establishing positions with respect to corporate governance and other proxy issues, among other oversight functions related to Thrivent’s responsible investment processes (“Committee”). Annually, the Committee reviews the Policies and Procedures, including in relation to recommended changes reflected in applicable benchmark policies and voting guidelines of Institutional Shareholder Services Inc. (“ISS”). As discussed below, Thrivent may, with the approval of the Committee, vote proxies other than in accordance with the applicable voting guidelines in the Policies and Procedures.

How Proxies are Reviewed, Processed and Voted

Proxy Voting Process Overview

Thrivent’s proxy voting process is designed to act in the best interests of the Thrivent Funds and other accounts it manages, adhering to legal and fiduciary standards. This process involves a careful evaluation of management and shareholder proposals pursuant to Thrivent’s Proxy Voting Guidelines, incorporating a wide range of factors that are financially material to portfolio companies’ and Thrivent clients’ objectives. Thrivent’s global approach is informed by various sources, including management’s recommendation, the advice of proxy voting advisory firms, and internal assessments. Thrivent’s Proxy Voting Guidelines are crafted to help clients and portfolio companies understand its voting rationale, maintaining flexibility to adapt to individual situations.

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Thrivent expects to vote proxies on behalf of clients in many cases in accordance with the Voting Guidelines. Thrivent retains the discretion, however, to vote any proxy on behalf of all or one or more clients in a manner inconsistent with the Voting Guidelines if Thrivent determines that doing so is in each applicable client’s best interest. In making such a determination, Thrivent may consider any information it deems relevant, including each applicable client’s investment objectives, strategies and processes. In such cases, the person requesting to diverge from the Voting Guidelines or process is required to document in writing the rationale for their vote and submit all written documentation to the Committee for review and approval. In determining whether to approve any particular request, the Committee will determine that the request is not influenced by any conflict of interest and is in the best interests of the applicable client(s). As a result, there may be instances when, with respect to a particular proxy vote item, Thrivent votes proxies on behalf of some clients in a manner that differs from how Thrivent votes proxies for other clients.

Retention of a Third Party Proxy Adviser

In order to facilitate the proxy voting process, Thrivent has retained ISS, an unaffiliated third-party proxy service provider, to provide proxy voting-related services, including custom vote recommendations, research, vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibilities. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. ISS analyzes each proxy vote of Thrivent’s client accounts and prepares a recommendation and/or materials for Thrivent’s consideration which reflect ISS’s application of the Policies and Procedures.

In determining how to vote proxies, Thrivent’s Proxy Voting Guidelines leverage applicable market specific ISS voting guidelines, generally the ISS Benchmark Proxy Voting Guidelines (“Benchmark Guidelines”) . For certain proposal types, Thrivent will provide standing instructions to ISS to vote proxies based on the recommendation of the Benchmark Guidelines; for other proposal types, Thrivent’s investment and/or other personnel, as the circumstances warrant, use research and recommendations issued pursuant to the Benchmark Guidelines as part of the determination process.

The Benchmark Guidelines can be found at https://www.issgovernance.com/policy-gateway/voting-policies/.

Thrivent utilizes ISS’s voting agent services for notification of upcoming shareholder meetings of portfolio companies held in client accounts and to transmit votes on behalf of Thrivent’s clients. ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy voting process. The final authority and responsibility for proxy voting decisions remains with Thrivent. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our respective clients, while adhering to legal and fiduciary standards to maximize shareholder value.

Shareholder Proposals

For shareholder proposals where Thrivent uses research and recommendations issued pursuant to the Benchmark Guidelines and a voting determination is made by investment and/or other Thrivent personnel, Thrivent has developed evaluation frameworks designed to thoroughly assess each proposal, ensuring alignment with the best interests of company shareholders. Aspects of these frameworks may also be used for other proposals where Thrivent uses research and recommendations issued pursuant to the Benchmark Guidelines and a voting determination is made by investment and/or other Thrivent personnel.

Supplement Applicable to Quantitative/Index Strategies

Certain of Thrivent’s client accounts are accounts (or a portion thereof) that employ a quantitative strategy that relies on factor-based models or an index-tracking approach rather than primarily on fundamental security research and analyst coverage that an actively managed portfolio using fundamental research

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would typically employ (“Quantitative/Index Accounts”); often, these accounts hold a high number of positions. Accordingly, in light of the considerable time and effort that would be required to review ISS research and recommendations and the differing strategies for these accounts, absent client direction, for securities held only in Quantitative/Index Accounts, for certain categories of proposals, Thrivent uses a different process than for other accounts to review and determine a voting outcome. For these categories of proposals, Thrivent provides, consistent with the best interest of its clients, standing instructions to ISS to vote proxies based on the recommendation of ISS pursuant to the Benchmark Guidelines. When securities are also held in accounts (or a portion thereof) that rely on fundamental security research and analyst coverage, the Quantitative/Index Accounts will generally vote in accordance with the voting determination of those fundamental account(s), subject to any exceptions that may arise consistent with these guidelines and policies.

Monitoring and Resolving Conflicts of Interest

The Committee is responsible for monitoring and resolving possible material conflicts between the interests of Thrivent and those of its clients with respect to proxy voting. Examples of situations where conflicts of interest can arise are when i) the issuer is a vendor whose products or services are material to Thrivent’s business; ii) the issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Thrivent; iii) an Access Person1 of Thrivent also serves as a director or officer of the issuer; and iv) there is a personal conflict of interest (e.g., familial relationship with company management). Other circumstances or relationships can also give rise to potential conflicts of interest.

All material conflicts of interest will be resolved in the interests of the clients. Application of the Policies and Procedures’ applicable voting guidelines to vote client proxies is generally relied on to address possible conflicts of interest since the voting guidelines are pre-determined by the Committee. Where there is discretion in the voting guidelines, voting as recommended under an ISS policy may be relied on to address potential conflicts of interest.

In cases where Thrivent is considering overriding these Policies and Procedures’ applicable voting guidelines, or in the event there is discretion in determining how to vote (for example, where or the guidelines provide for a case by case internal review) matters presented for vote are not governed by such guidelines, the Committee will follow these or other similar procedures:

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Compliance will conduct a review to seek to identify potential material conflicts of interest. If no material conflict of interest is identified, the proxy will be voted as determined by the Committee or the appropriate Thrivent personnel under these policies and procedures. The Compliance review process for identifying potential conflicts of interest will be reviewed by the Committee and may include a review of factors indicative of a potential conflict of interest or a determination that voting in accordance with ISS’s recommendation(s) can reasonably be relied on to address potential conflicts of interest.

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If a material conflict of interest is identified, the Committee will be apprised of that fact and the Committee will evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what Thrivent believes to be the best interests of clients, and without regard for the conflict of interest. The Committee will document its vote determination, including the nature of the material conflict, the Committee’s analysis of the matters submitted for proxy vote, and the reasons why the Committee determined that the votes were cast in the best interests of clients.

Certain Thrivent Funds (“top tier fund”) may own shares of other Thrivent Funds (‘‘underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what Thrivent believes to be in the top tier fund’s best interest.

1 “Access Person” has the meaning provided under the current Thrivent Code of Ethics.

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Shareblocking

Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. Thrivent generally refrains from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Applying Proxy Voting Policies to non-U.S. Companies

Thrivent applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which apply without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that applying policies developed for U.S. corporate governance may not be appropriate for all markets.

Securities Lending

From time to time, certain clients may participate in a securities lending program. Thrivent will not have the right to vote shares on loan as of record date. Thrivent will generally not seek to recall shares on loan in order to vote, unless it determines that a vote would have a material effect on an investment in such loaned security. Thrivent will use reasonable efforts to recall securities. The ability to vote recalled shares is subject to administrative considerations, including the feasibility of a timely recall prior to record date. Thrivent may also restrict lending of securities in consideration of individual account and/or aggregate client investment in a company, or other criteria established from time to time.

Oversight, Reporting and Record Retention

Retention of Proxy Service Provider and Oversight of Voting

In overseeing proxy voting generally and determining whether or not to retain the services of ISS, Thrivent performs the following functions, among others, to determine that Thrivent continues to vote proxies in the best interest of its clients: i) periodic sampling of proxy votes; ii) periodic reviews of Thrivent’s Policies and Procedures to determine they are adequate and have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interest of Thrivent’s clients; iii) periodic due diligence on ISS designed to monitor ISS’s a) capacity and competency to adequately analyze proxy issues, including the adequacy and quality of its staffing and personnel, as well as b) its methodologies for developing vote recommendations and ensuring that its research is accurate and complete; and iv) periodic reviews of ISS’s procedures regarding their capabilities to identify and address conflicts of interest.

Proxy statements and solicitation materials of issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent retains documentation on shares voted differently than the Thrivent Policies and Procedures voting guidelines, and any document which is material to a proxy voting decision such as the Thrivent Policies and Procedures voting guidelines and the Committee meeting materials.

ISS provides Vote Summary Reports for each Thrivent Fund. The report specifies the company, ticker, other applicable identifier (e.g., Cusip, SEDOL, etc.), meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the Thrivent Fund voted with or against company management.

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Copies of Voting Records and Policies

A copy of Thrivent’s detailed voting guidelines and the voting records of client accounts are available to Thrivent’s clients upon request.

Consents Related to Private Fund Investments

From time to time, the Thrivent Funds may invest in private investment funds (“private funds”). When these private funds request consent to change the terms or other conditions of their securities, Thrivent will promptly review these solicitations. Thrivent is committed to voting in the best interests of its clients, taking into account any potential conflicts of interest. The responsibility to vote on consents is delegated to certain of the Investment Personnel, as defined in the Thrivent Code of Ethics, of the Private Investments Group. The Private Investments Group, alongside the Chief Compliance Officer, will document and assess any potential conflicts of interest related to the consent voting process. If a conflict is deemed material by the Chief Compliance Officer, the Committee will be apprised. The Committee will then determine the best way to manage the conflict, ensuring votes serve the clients’ best interests. Other clients of Thrivent that vote on consents, including the Thrivent White Rose Funds, have other procedures related to the voting of consents as described in Thrivent Financial for Lutherans’ Part 2A of Form ADV.

Thrivent’s Proxy Voting Guidelines

Specific voting guidelines have been adopted by the Committee for regularly occurring categories of management and shareholder proposals. The detailed voting guidelines are available to Thrivent’s clients upon request. The following is a summary of significant Thrivent policies, which are generally consistent with the Benchmark Guidelines referenced above.

Board of Directors and Corporate Governance

Voting on Director Nominees in Uncontested Elections

Generally, Thrivent votes for director nominees, except under specific circumstances.

Four fundamental principles apply when determining votes on director nominees:

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Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties and to limit the number of directorships they accept.

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Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.	Composition: Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.
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Independence: Thrivent believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairperson of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management.

Circumstances under which Thrivent may abstain, vote against or withhold votes from directors, pursuant to the Benchmark, include:

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●	Independence-related issues such as non-independent directors on a board with < 50% independence.
●	Composition-related issues such as low attendance, overboarding, or lacking diversity.
●	Responsiveness-related issues such as poor responsiveness to a low say-on-pay vote.
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Accountability-related issues such as problematic takeover defenses, capital structure, and/or governance structure (including poison pill, unequal voting rights, classified board, removal of shareholder discretion, problematic governance structure, unilateral bylaw/charter amendments, restrictions on shareholder proposals, director performance evaluations, problematic audit practices, pledging, climate accountability, other governance failures).

Voting on Director Nominees in Contested Elections

Thrivent votes case-by-case on the election of directors in contested elections.

Other Proposals Related to Board Structure & Accountability

Thrivent believes boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

Thrivent may vote case-by-base on proposals related to age & term limits, proposals to establish or amend director qualifications, proposals to establish a new board committee, proposals to separate the board chair and CEO position, proposals related to director and officer indemnification, liability protection, and exculpation, and other proposals related to routine/standard board-related items.

Thrivent votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reason, Thrivent votes against proposals to eliminate cumulative voting and votes for proposals that seek to fix the size of the board.

Ratification of Auditors

Thrivent votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; non-audit fees paid represent 50 percent or more of the total fees paid to the auditor; or poor accounting practices are identified that rise to a serious level of concern.

Executive and Director Compensation

Well-designed incentive programs play a crucial role in guiding executive management decisions towards long-term value enhancement. Conversely, incentive programs with unsuitable performance targets or design flaws can hinder the alignment between management’s incentives and the interests of investors. We believe that as proactive investors, it’s our duty to comprehend the compensation structures of the companies in our portfolio and to offer constructive feedback — via our proxy voting and direct interactions — whenever we identify areas of concern.

Advisory Vote on Executive Compensation (Say on Pay)

Shareholder votes to approve executive compensation — generally votes of an advisory nature — have become common in markets around the world. It is challenging to apply a rules-based framework to compensation votes because every pay program is a unique reflection of the company’s performance, industry, size, geographic mix, and competitive landscape. Additionally, factors such as executives’ individual performance, achievement of goals, experience, tenure, skills, and leadership should be taken into account in evaluating the overall compensation context. For these reasons, Thrivent votes on

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executive and director compensation proposals following a case-by-case evaluation. Generally, Thrivent opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Factors considered in our evaluation of “Say on Pay” votes includes an annual pay-for-performance analysis for companies in the S&P 1500, Russell 3000 or Russell 3000E Indices, conducted by ISS. This evaluation includes two primary factors:

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Peer Group Alignment: This assesses the relationship between the company’s total shareholder return (TSR) rank and the CEO’s total pay rank within a peer group, measured over three years. It also considers the CEO’s pay multiple relative to the peer group median.

●	Absolute Alignment: This examines the alignment between the trend in CEO pay and company TSR over the previous five fiscal years.

If this analysis indicates significant misalignment, Thrivent may include qualitative factors for a deeper evaluation, such as the ratio of performance- to time-based incentives, the rigor of performance goals, and transparency of pay program disclosures. Additionally, Thrivent scrutinizes problematic pay practices on a case-by-case basis, focusing on practices that contravene global pay principles.

Thrivent generally votes for holding annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Equity-Based and Other Incentive Plans

We believe long-term equity plans, used appropriately, provide strong alignment of interests between executives and investors. These plans can be effective in linking executives’ pay to the company’s performance as well as attracting and retaining management talent.

We evaluate requests to approve or renew equity plans on a case-by-case basis, taking into account a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

∎	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
∎	SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:

∎	Quality of disclosure around vesting upon a change in control (CIC);
∎	Discretionary vesting authority;
∎	Liberal share recycling on various award types;
∎	Lack of minimum vesting period for grants made under the plan;
∎	Dividends payable prior to award vesting.

Grant Practices:

∎	The company’s three year burn rate relative to its industry/market cap peers;
∎	Vesting requirements in CEO’S recent equity grants (3-year look-back);
∎	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
∎	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

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∎	Whether the company maintains a sufficient claw-back policy;
∎	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Other Compensation Plans

Thrivent has varying approaches for evaluating other compensation-related proposals, guided by a set of principles aimed at ensuring fair and effective compensation practices.

Capital Structure and Incorporation

Thrivent generally votes on a case-by-case basis on proposals related to capital structure and incorporation and seeks to vote in a way that protects shareholders’ value in the companies in which the Thrivent funds invest. When voting on capital structure issues, Thrivent considers the dilutive impact to shareholders and the effect on shareholder rights.

Thrivent will evaluate reincorporation proposals on a case-by-case basis. Considerations include:

●	Regulations of both states or countries
●	Required fundamental policies
●	Increased flexibility available

Increases in Common Stock

Thrivent’s policy for voting on proposals to increase the number of authorized shares of common stock is nuanced and case-by-case, guided by specific criteria. For general corporate purposes, the policy is to vote for an increase in authorized shares depending on the percentage of share usage: up to 50% increase if less than 50% of current shares are used, up to 100% if usage is between 50% and 100%, and up to the current share usage if it exceeds the authorized shares. However, Thrivent generally votes against increases, even within these parameters, if the proposal or the company’s use of shares is problematic, such as seeking to increase shares with superior voting rights or having a non-shareholder approved poison pill. Exceptions are made for increases beyond these ratios in cases where non-approval poses severe risks, like imminent bankruptcy or requirements by government bodies. In states allowing unilateral capital increases without shareholder approval, Thrivent may vote against all nominees if the increase doesn’t conform to these policies. For specific authorization requests linked to transactions (like acquisitions or SPAC transactions), the policy is generally to vote for the increase, with the allowable increase being the greater of twice the amount needed for the transactions or the calculated increase for general issuances.

Multi-Class Share Structures

Thrivent generally recommends voting against proposals to create a new class of common stock, except in specific circumstances where the company provides a compelling rationale for a dual-class capital structure. Such exceptions include situations where the company’s auditor expresses substantial doubt about the company’s ongoing viability, or when the new share class is intended to be temporary. Additionally, Thrivent may support the creation of a new class if it is aimed at financing purposes with minimal or no short-term and long-term dilution to current shareholders, and it is not structured to preserve or enhance the voting power of insiders or significant shareholders. The policy underscores a cautious approach to changes in capital structure that could impact shareholder rights and company governance.

Mergers and Acquisitions

Thrivent votes on mergers and acquisitions on a case-by-case basis, taking into account and balancing the following: anticipated financial and operating benefits, including the opinion of the financial advisor, market reaction, offer price (cost vs. premium) and prospects of the combined companies; how the deal was negotiated; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights.

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Anti-takeover and Shareholder Rights Plans

Thrivent adopts a nuanced approach towards voting on anti-takeover provisions, with a policy anchored in the principles of flexibility, fairness, and transparency in corporate governance. This approach involves critical evaluation of various factors, including the dilutive impact of capital structure changes, the balance of authority between the board and shareholders, especially in amending bylaws, and the careful scrutiny of provisions related to control share acquisitions, fair price, and poison pills. Thrivent also assesses the implications of litigation rights, voting disclosure, and mechanisms that empower shareholders, such as the ability to act by written consent or call special meetings. We believe in maintaining a market for corporate control that functions without undue restrictions, as it often leads to acquisitions that increase shareholder value. Consequently, Thrivent typically votes against the adoption of anti-takeover provisions like shareholder rights plans (poison pills), which can lead to management entrenchment and reduced board accountability, aiming to support proposals that enhance shareholder value and rights and oppose those that restrict or harm these interests.

Shareholders Rights Plans (“poison pills”)

For shareholder proposals requesting the submission of a poison pill to a vote or its redemption, Thrivent generally votes in favor, except when there is an existing shareholder-approved poison pill or a policy that allows the board to adopt a pill under specific conditions, including immediate shareholder ratification. Such pills must be put to a shareholder vote within 12 months of adoption or they will expire.

In cases where management proposes ratification of a poison pill, Thrivent’s vote is case-by-case, focusing on the rights plan’s attributes like a trigger no lower than 20%, a maximum term of three years, the absence of features that limit a future board’s ability to redeem the pill, and a shareholder redemption feature. The company’s rationale for adopting the pill is also critically assessed, along with its governance structure, including board independence and existing defenses.

When it comes to poison pills aimed at preserving Net Operating Losses (NOLs), Thrivent votes against proposals if the term exceeds the shorter of three years or the exhaustion of the NOLs. For management proposals to ratify NOL pills with a shorter term, the vote is case-by-case, considering factors like the ownership threshold, the value of the NOLs, shareholder protection mechanisms, the company’s governance structure, and other relevant factors.

Shareholder Ability to Call a Special Meeting & Act by Written Consent

Thrivent’s policy regarding shareholder rights to act by written consent and to call special meetings is focused on maintaining and enhancing shareholder participation and influence in corporate governance. Generally, Thrivent votes against any proposals that seek to restrict or prohibit shareholders’ ability to act by written consent. We generally support proposals that enable shareholders to act by written consent, considering factors such as the existing rights, consent thresholds, any exclusionary language, the investor ownership structure, and the history of shareholder support and management responses to related proposals.

When it comes to shareholders’ ability to call special meetings, Thrivent typically votes against proposals that restrict or prohibit this right. We generally support management or shareholder proposals that facilitate the ability of shareholders to call special meetings, paying attention to current rights, the minimum ownership threshold necessary for calling meetings (with a preference for a 10% threshold), any prohibitive language in the proposals, the investor ownership structure, and the track record of both shareholder support and management’s responses to past proposals.

Voting Requirements

Thrivent generally supports management proposals to adopt a majority of votes cast standard for directors in uncontested elections.

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Thrivent generally opposes proposals to require a supermajority shareholder vote and generally supports proposals to reduce supermajority vote requirements. However, for companies with shareholder who have significant ownership levels, Thrivent may vote case-by-case, taking into account: Ownership structure; Quorum requirements; and Vote requirements.

Thrivent generally votes case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

Environmental and Social Management Proposals

Thrivent will generally vote in accordance with the ISS Benchmark recommendations with regard to management proposals relating to environmental and social topics, such as those related to approval of political donations.

Shareholder Proposals

At Thrivent, we evaluate shareholder proposals with the overarching goal of aligning our voting decisions with the best interests of shareholders and maximizing long-term value. Shareholder proposals are reviewed on a case-by-case basis starting with thoughtful and consistent framework processes that consider the materiality of the issue to the company’s business, the company’s current practices and disclosures, the context and credibility of the proposal and its proponent, alignment with shareholder interests, and the proposal’s prescriptiveness.

We recognize that proposals can vary significantly in scope and impact, and our evaluation process reflects this diversity. While our actively managed fundamental strategies apply a detailed, research-driven approach to voting decisions, our quantitative and index strategies rely on processes that balance efficiency with shareholder value considerations. This distinction ensures that each proposal is assessed in a manner consistent with the strategy and objectives of the portfolios holding the security.

Environmental and Social Shareholder Proposals

The consideration of environmental and social (E&S) issues in voting is integral to our review of corporate governance and general investment stewardship. Recognizing the diverse impact these issues can have on long-term shareholder value, our approach is grounded in a thorough evaluation of relevant issues. These issues may include business activity impacts on the environment and climate, human and labor rights, health and safety, diversity, equity and inclusion, as well as general impacts on communities. The overall guiding principle on vote determinations examines primarily whether the proposal is likely to enhance or protect shareholder value.

When evaluating environmental and social proposals, we adopt a case-by-case analysis that balances the specific circumstances of each company with the broader context of market norms and regulatory requirements. The starting point of our evaluation is a framework that involves analyzing the relevance of a proposal in terms of its direct relation to the company’s business activities, strategies, and performance.

The framework considers the potential material impact of the proposal on the company’s long-term value with a focus on financial performance or valuation. Additionally, Thrivent examines the company’s current practices, policies, and disclosures relevant to the proposal, while considering industry-standard practices and trends (market norms) to provide a benchmark for evaluation. Understanding the legal and regulatory landscape, including existing laws and future regulatory trends, forms a part of this evaluation. The framework also encompasses identifying the proposal’s proponents to understand their motivations and potential implications, as well as considering the proposal’s potential reputational impact on the company.

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Assessing the reasonableness of the proposal in terms of practicality, feasibility, and logic, and evaluating its persuasiveness based on clarity, logic, and evidence, are also integral components of the process.

By leveraging this structured framework, Thrivent ensures that our voting decisions are informed and consider long-term value creation for shareholders.

Consideration	Questions	Explanation

Materiality	Does the resolution address an issue that is material for this company? Does the proposal reflect an industry-specific, materiality-driven approach?

The relevance of the resolution is crucial in determining if it aligns with the core business and operations of the company. Materiality is key to understanding if the issue can significantly impact the company’s long-term value.

Current Practice	Does the proposal address a current shortcoming? Has the company already announced intentions to address the shortcoming?	Current practices and disclosures are reviewed to check if the company has already taken steps to address the issue. Market norms provide context by showing industry standards and peer responses.

Context	Who are the proponents of the resolution, and are they tied to any particular interest groups? Do the proponent’s interests align with ours?

Understanding the proponent helps identify their motivations and alignment with the company’s objectives. The reasonableness and persuasiveness of the proposal are essential to ensure it is practical and effectively communicated.

Shareholder Alignment	Are shareholders the optimal stakeholders to address the core issue that is the subject of the resolution? Does the proposal add value for shareholders?	This involves assessing whether the issue falls within shareholder influence or if it’s better addressed through regulatory compliance and legal mandates.

Prescriptiveness	Is the proposal NOT overly prescriptive? Do the proposal’s demands NOT unreasonably restrict management from conducting its business?

The reasonableness of the proposal is evaluated to ensure it is not excessively demanding. The company’s current practices and disclosures are reviewed to determine if there is already a framework addressing the issue.

Other Shareholder Proposals

Thrivent’s approach to evaluating other shareholder proposals reflects our commitment to responsible investment stewardship and alignment with shareholder value. Recognizing the wide range of issues addressed by these proposals—such as governance structures, shareholder rights, executive compensation, and operational practices—we apply a consistent and thorough framework as a starting point to ensure decisions are in the best interests of shareholders.

These shareholder proposals are evaluated on a case-by-case basis, balancing company-specific circumstances with broader governance standards and market practices. Our evaluation framework considers the materiality of the proposal, its relevance to the company’s business strategy, and its potential to create or protect shareholder value. In addition, we assess the company’s current practices and policies to identify any governance shortcomings the proposal seeks to address.

The context and credibility of the proposal and its proponents are critical components of our analysis, helping to understand the proponents’ motivations and whether they are aligned with shareholder interests. We also evaluate whether the proposal enhances shareholder rights, better aligns management

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and shareholder objectives, and avoids unnecessary prescriptiveness that could hinder the company’s ability to operate effectively.

By leveraging this structured framework, Thrivent ensures that our voting decisions are informed and consider long-term value creation for shareholders.

Consideration	Questions	Explanation

Materiality	Is the issue material to the company’s business? Does the proposed action have the potential to materially impact the company?

The relevance of the proposal is essential to ensure it addresses core business operations and aligns with shareholder value creation. Materiality highlights the issue’s potential impact on financial and strategic outcomes.

Current Practice	Does the proposal remedy a governance weakness? Has the company already announced intentions to address the shortcoming?	Reviewing current practices and disclosures helps identify existing efforts to address the issue. Governance improvements may align with industry standards or address peer comparisons.

Context	Who are the proponents of the resolution, and are they tied to any particular interest groups? Do the proponent’s interests align with ours?	Understanding the proponents’ motivations ensures alignment with shareholder objectives. Proposals should be reasonable and communicated effectively.

Shareholder Alignment	Does the proposal enhance shareholder rights or create value for shareholders? Does the proposal have the potential to better align executive and/or directors’ interests with those of shareholders?	Evaluating shareholder alignment ensures the proposal strengthens governance practices, improves shareholder rights, and aligns interests with long-term value creation.

Prescriptiveness	Is the proposal NOT overly prescriptive? Does the proposal’s demands NOT unreasonably restrict management from conducting its business?	Proposals should not impose excessive restrictions on management. They must balance practicality and flexibility with achieving the intended objectives.

Disclosure-Related Proposals

In assessing proposals that request enhanced disclosure, Thrivent focuses on several critical factors, such as the company’s current level of disclosure, its compliance with relevant regulations and guidelines, and any significant controversies or fines that might have arisen.

Thrivent’s policy is to vote on a case-by-case basis on shareholder proposals seeking greater disclosure, as well as any associated risks and liabilities. The goal is to ensure that disclosures effectively balance the needs and interests of various stakeholders and are not overly onerous, diverting resources from core business operations.

Action-Related Proposals

Regarding proposals that require a company to take a certain action, our policy is to carefully scrutinize requests for the adoption of specific targets, goals, or changes in business practices. We acknowledge that while shareholders may not always have the intricate knowledge of a company’s strategic operations, there are instances where such proposals can highlight areas needing improvement.

Thrivent assesses each proposal based on the nature of the company’s business, the practicality and feasibility of implementing the proposed actions, and how these actions align with the company’s overall strategy and operational capabilities. In considering these proposals, Thrivent pays close attention to the

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company’s ability to address the issues raised in the proposal, the proposal’s prescribed timetable and methods for implementation, and how the company’s practices compare with those of its industry peers.

Copies of Voting Records and Policies

A copy of Thrivent’s detailed voting guidelines and the voting records of client accounts are available to Thrivent’s clients upon request.

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THRIVENT ETF TRUST
PART C: OTHER INFORMATION
Item 28.
Exhibits

(a)(1)
Declaration of Trust of Thrivent ETF Trust (the “Trust” or “Registrant”), incorporated by reference from the initial
N-1A registration statement of Registrant, file no. 333-261454, filed December 2, 2021.

(a)(2)
Amendment No. 1 to the Declaration of Trust of the Registrant, incorporated by reference from Post-effective
Amendment No. 2 to the registration statement of Registrant, file no. 333-261454, filed November 13, 2024.

(b)(1)	Bylaws of the Registrant, incorporated by reference from the initial N-1A registration statement of Registrant, file no. 333-261454, filed December 2, 2021.
(b)(2)
Amendment No. 1 to the Bylaws of the Registrant, incorporated by reference from Post-effective Amendment
No. 2 to the registration statement of Registrant, file no. 333-261454, filed November 13, 2024.

(c)	Reference is made to Article V of the Registrant’s Declaration of Trust.
(d)(1)
Investment Advisory Agreement, dated August 30, 2022, between the Registrant and Thrivent Asset
Management, LLC, incorporated by reference from Pre-effective Amendment No.4 to the registration statement of Registrant, file no. 333-261454, filed September 12, 2022.

(d)(2)	Amendment No. 1 to Investment Advisory Agreement, filed herewith.
(e)(1)
Distribution Agreement, dated May 20, 2022, between the Registrant and ALPS Distributors, Inc. (“ALPS”), incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file
no. 333-261454, filed August 4, 2022.

(e)(2)	Amendment No. 1 to Distribution Agreement, between Registrant and ALPS, filed herewith.
(e)(3)
Supplemental Distribution Services Letter Agreement between the Registrant and Thrivent Distributors, LLC, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file
no. 333-261454, filed August 4, 2022.

(f)	Not applicable.
(g)(1)
Master Custodian Agreement, dated December 1, 2017, between Registrant and State Street Bank and Trust
Company (“State Street”), incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(g)(2)
Letter Agreement Amendment, dated May 18, 2022, between Registrant and State Street, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(g)(3)
Amendment, effective February 28, 2023, to Master Custodian Agreement, incorporated by reference from Post-
effective Amendment No. 1 to the registration statement of Registrant, file no. 333-261454, filed November 30,
2023.

(g)(4)
Amendment, effective April 30, 2023, to Master Custodian Agreement, incorporated by reference from Post-
effective Amendment No. 1 to the registration statement of Registrant, file no. 333-261454, filed November 30,
2023.

(g)(5)
Letter Agreement Amendment, dated January 6, 2025, to Master Custodian Agreement, incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed January 28, 2025.

(h)(1)
Administration Agreement, dated May 18, 2022, between the Registrant and State Street, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(h)(2)
Letter Agreement Amendment, dated January 6, 2025, to Administration Agreement, incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed
January 28, 2025.

(h)(3)
Transfer Agency and Service Agreement, dated May 18, 2022, between the Registrant and State Street, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file
no. 333-261454, filed August 4, 2022.

(h)(4)
Letter Agreement Amendment, dated January 6, 2025, to Transfer Agency and Service Agreement,
incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file
no. 333-261454, filed January 28, 2025.

(h)(5)
Anti-Money Laundering and Sanctions Procedures Supplement to Transfer Agency and Service Agreement,
dated August 3, 2022, between the Registrant and State Street, incorporated by reference from Pre-effective
Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(h)(6)
Amendment, dated January 6, 2025, to Anti-Money Laundering and Sanctions Procedures Supplement to
Transfer Agency and Service Agreement, incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed January 28, 2025.

(h)(7)	Form of Authorized Participant Agreement, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.
(h)(8)
Services Agreement, dated May 17, 2023, between Thrivent Asset Management, LLC and Thrivent Financial
Investor Services Inc., incorporated by reference from Post-effective Amendment No. 1 to the registration statement of Registrant, file no. 333-261454, filed November 30, 2023.

(i)	Opinion and Consent of Ropes & Gray LLP, filed herewith.
(j)	Not applicable.
(k)	Not applicable.
(l)
Subscription Agreement, dated August 12, 2022, between the Registrant and Thrivent Financial for Lutherans, incorporated by reference from Pre-effective Amendment No. 4 to the registration statement of Registrant, file
no. 333-261454, filed September 12, 2022.

(m)(1)	Rule 12b-1 Plan, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.
(m)(2)	Amended Rule 12b-1 Plan, filed herewith.
(n)	Not applicable.
(o)	Reserved
(p)
Code of Ethics for the Registrant, dated January 1, 2025, incorporated by reference from Post-effective
Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed January 28, 2025.

(q)	Power of attorney, incorporated by reference from Pre-effective Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed September 12, 2022.
Item 29.
Persons Controlled by or Under Common Control with Registrant
Registrant is an open-end management investment company organized as a Massachusetts business trust on September 2, 2021. Thrivent Financial for Lutherans (“Thrivent”), the parent company of the Registrant’s investment adviser, is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the persons directly or indirectly controlled by Thrivent. Financial statements of Thrivent will be presented on a consolidated basis.

Thrivent Entities	Primary Business	State of Organization
Thrivent	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.[1]	Holding company with no independent operations	Delaware
North Meadows Investment Ltd.[2]	Real estate development and investment corporation	Wisconsin
Thrivent Advisor Network, LLC[2]	Investment adviser	Delaware
Thrivent Asset Management, LLC[2]	Investment adviser	Delaware
Thrivent Distributors, LLC[2]	Limited purpose broker-dealer	Delaware
Thrivent Financial Investor Services Inc.[2]	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.[2]	Life and health insurance agency	Minnesota
Newman Financial Services, LLC[3]	Long-term care insurance agency	Minnesota
Thrivent Investment Management Inc.[2]	Broker-dealer and investment adviser	Delaware
Thrivent Trust Company[2]	Federally chartered limited purpose trust bank	Federal Charter
Gold Ring Holdings, LLC[1]	Holding vehicle	Delaware
Thrivent Education Funding, LLC[1]	Special purpose entity	Delaware

Thrivent Entities	Primary Business	State of Organization
White Rose CFO 2023 Holdings, LLC[1]	Special purpose entity	Delaware
White Rose CFO 2023, LLC[4]	Special purpose entity	Delaware
Blue Rock Holdco LLC[2]	Holding vehicle	Delaware
Castle Lending Enterprises, LLC[5]	Special purpose entity	Delaware
College Avenue Student Loans, LLC[6]	Special purpose entity	Delaware
College Ave Student Loan Servicing LLC[7]	Special purpose entity	Delaware
Museum Finance, LLC[8]	Special purpose entity	Delaware
College Ave Administrator LLC[7]	Special purpose entity	Delaware
College Ave Depositor, LLC[7]	Special purpose entity	Delaware
College Ave Residual Holdings, LLC[7]	Special purpose entity	Delaware
College Ave Student Loans 2023-A, LLC[7]	Special purpose entity	Delaware
College Ave Student Loans Grantor Trust 2023-A7	Special purpose entity	Delaware
College Ave Holdings 2017-A, LLC[7]	Special purpose entity	Delaware
College Ave Holdings 2018-A, LLC[7]	Special purpose entity	Delaware
College Ave Holdings 2019-A, LLC[7]	Special purpose entity	Delaware
Thrivent White Rose GP II, LLC[9]	General partner	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[9]	General partner	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP IV, LLC[9]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[9]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP VI, LLC[9]	General partner	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP VII, LLC[9]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[9]	General partner	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[9]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[9]	General partner	Delaware
Thrivent White Rose Fund X Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund X Fund of Funds, L.P.[10]	Private equity fund	Delaware

Thrivent Entities	Primary Business	State of Organization
Thrivent White Rose GP XI, LLC[8]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC[9]	General partner	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP XIII, LLC[9]	General partner	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP XIV, LLC[9]	General partner	Delaware
Thrivent White Rose Fund XIV Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Fund XIV Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose GP XV Fund of Funds, LLC[9]	General partner	Delaware
Thrivent White Rose Fund XV Fund of Funds, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Fund of Funds, LLC[11]	Private equity fund	Delaware
Thrivent White Rose GP XV Equity Direct, LLC[9]	General partner	Delaware
Thrivent White Rose Fund XV Equity Direct, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Equity Direct, LLC[11]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund GP, LLC[1]	General partner	Delaware
Thrivent White Rose Opportunity Fund, LP1	Investment subsidiary	Delaware
Thrivent White Rose Real Estate GP, LLC[9]	General partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[10]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[9]	General partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[10]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP III, LLC[9]	General partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[10]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP IV, LLC[9]	General partner	Delaware
Thrivent White Rose Real Estate Fund IV, L.P.[10]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder IV, LLC[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP V, LLC[9]	General partner	Delaware
Thrivent White Rose Real Estate Fund V, L.P.[10]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder V, LLC[11]	Private equity real estate fund	Delaware

Thrivent Entities	Primary Business	State of Organization
Thrivent White Rose Endurance GP, LLC[9]	General partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Endurance GP II, LLC[9]	General partner	Delaware
Thrivent White Rose Endurance Fund II, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Endurance GP III, LLC[9]	General partner	Delaware
Thrivent White Rose Endurance Fund III, L.P.[10]	Private equity fund	Delaware
Thrivent White Rose Endurance Feeder III, LLC[11]	Private equity fund	Delaware
Twin Bridge Capital Partners, LLC[12]	Investment adviser	Delaware

1
Wholly owned subsidiary of Thrivent.
2
Wholly owned subsidiary of Thrivent Financial Holdings, Inc. Thrivent is the ultimate controlling entity.
3
Wholly owned subsidiary of Thrivent Insurance Agency Inc. Thrivent is the ultimate controlling entity.
4
Wholly owned subsidiary of White Rose CFO 2023 Holdings, LLC. Thrivent is the ultimate controlling entity.
5
Directly controlled by Blue Rock HoldCo LLC. Thrivent is the ultimate controlling entity.
6
Directly controlled by Castle Lending Enterprises, LLC. Thrivent is the ultimate controlling entity.
7
Directly controlled by College Avenue Student Loans, LLC. Thrivent is the ultimate controlling entity.
8
Directly controlled by College Ave Student Loan Servicing, LLC. Thrivent is the ultimate controlling entity.
9
Directly controlled by Thrivent, which is the managing member and owns an interest in the limited liability company.
10
Directly controlled by its general partner. Thrivent is the ultimate controlling entity. The fund is a pooled investment vehicle organized primarily for the purpose of investing assets of Thrivent’s general account.
11
Directly controlled by Thrivent, which is the managing member of the limited liability company. The fund is a pooled investment vehicle organized as a feeder fund of the fund.
12
Directly controlled by Thrivent. Investment advisory clients include Pacific Street Fund, Twin Bridge Narrow Gate Fund, and Twin Bridge Titan Fund limited partnerships.
Item 30.
Indemnification
Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons), to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement.
Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
The Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no indemnification will be made in violation of the provisions of the 1940 Act.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.
The trustees and officers of the Registrant and the Registrant are insured under a directors and officers/errors and omissions liability insurance policy.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Business and Other Connections of the Investment Adviser
Thrivent Asset Management, LLC is the investment adviser of Registrant. Information about Thrivent Asset Management’s financial industry activities or affiliations, as well as the business and other connections of the directors and officers of Thrivent Asset Management, is included on the Form ADV that Thrivent Asset Management has on file with the Securities and Exchange Commission (file No. 801-64988).
Item 32.
Principal Underwriters
(a)
ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:
1290 Funds
1WS Credit Income Fund
abrdn ETFs
Accordant ODCE Index Fund
Alpha Alternative Assets Fund
ALPS Series Trust
Alternative Credit Income Fund
Apollo Diversified Credit Fund
Apollo Diversified Real Estate Fund
AQR Funds
Axonic Alternative Income Fund
Axonic Funds
BBH Trust
Bluerock High Income Institutional Credit Fund
Bluerock Total Income+ Real Estate Fund
Bridge Builder Trust
Cambria ETF Trust
Centre Funds
CION Ares Diversified Credit Fund
Columbia ETF Trust
Columbia ETF Trust I
Columbia ETF Trust II
CRM Mutual Fund Trust
DBX ETF Trust
ETF Series Solutions (Vident Series)
Financial Investors Trust
Firsthand Funds
Flat Rock Core Income Fund
Flat Rock Opportunity Fund
FS Credit Income Fund
FS Energy Total Return Fund
FS Multi-Alternative Income Fund

FS Series Trust
FS MVP Private Markets Fund
Goehring & Rozencwajg Investment Funds
Goldman Sachs ETF Trust
Goldman Sachs ETF Trust II
Graniteshares ETF Trust
Hartford Funds Exchange-Traded Trust
Heartland Group, Inc.
IndexIQ Active ETF Trust
IndexIQ ETF Trust
Investment Managers Series Trust II (AXS-Advised Funds)
Janus Detroit Street Trust
Lattice Strategies Trust
Litman Gregory Funds Trust
Manager Directed Portfolios (Spyglass Growth Fund)
Meridian Fund, Inc.
Natixis ETF Trust
Natixis ETF Trust II
Opportunistic Credit Interval Fund
PRIMECAP Odyssey Funds
Principal Exchange-Traded Funds
RiverNorth Funds
RiverNorth Opportunities Fund, Inc.
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
RiverNorth Opportunistic Municipal Income Fund, Inc.
RiverNorth Managed Duration Municipal Income Fund, Inc.
RiverNorth Flexible Municipal Income Fund, Inc.
RiverNorth Capital and Income Fund, Inc.
RiverNorth Flexible Municipal Income Fund II, Inc.
RiverNorth Managed Duration Municipal Income Fund II, Inc.
SPDR Dow Jones Industrial Average ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P MidCap 400 ETF Trust
Sprott Funds Trust
Stone Ridge Trust
Stone Ridge Trust II
Stone Ridge Trust IV
Stone Ridge Trust V
Stone Ridge Trust VIII
The Arbitrage Funds
Themes ETF Trust
USCF ETF Trust
Valkyrie ETF Trust II
Wasatch Funds
WesMark Funds
Wilmington Funds
X-Square Balanced Fund
X-Square Series Trust
(b)
To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:
Name*	Position with Underwriter	Position with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell **	Vice President & Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None

Name*	Position with Underwriter	Position with Registrant
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None
* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
** The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.
*** The principal business address for Mr. White is 4 Times Square, New York, NY 10036.
^ The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105.
^^ The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095.
(c)
Not applicable.
Item 33.
Location of Accounts and Records
Each account, book, or other document required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

Registrant:	901 Marquette Avenue, Suite 2500 Minneapolis, Minnesota 55402-3211
4321 N. Ballard Rd. Appleton, Wisconsin 54919
Investment Adviser:	Thrivent Asset Management, LLC 901 Marquette Avenue, Suite 2500 Minneapolis, Minnesota 55402-3211
4321 N. Ballard Rd. Appleton, Wisconsin 54919
Principal Underwriter:	ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203
Transfer Agent, Administrator, Custodian:	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016
Item 34.
Management Services
Not applicable.
Item 35.
Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, as of the 14th day of February, 2025.
Thrivent ETF Trust
/s/ John D. Jackson
John D. Jackson Secretary and Chief Legal Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 14th day of February, 2025:
Signature	Title
/s/ Michael W. Kremenak
Michael W. Kremenak	Trustee and President (Principal Executive Officer)
/s/ Sarah L. Bergstrom
Sarah L. Bergstrom	Treasurer (Principal Financial and Accounting Officer)
*
Janice B. Case	Trustee
*
Robert J. Chersi	Trustee
*
Arleas Upton Kea	Trustee
*
Paul R. Laubscher	Trustee
*
Robert J. Manilla	Trustee
*
James A. Nussle	Trustee
*
David S. Royal	Trustee
*
James W. Runcie	Trustee
*
Constance L. Souders	Trustee

*
John D. Jackson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Thrivent ETF Trust pursuant to the powers of attorney duly executed by such persons.
Dated: February 14, 2025	/s/ John D. Jackson
John D. Jackson Attorney-in-Fact